UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-05010

                              THE HUNTINGTON FUNDS
               (Exact name of registrant as specified in charter)
                  5800 Corporate Drive Pittsburgh, Pennsylvania
                                   15237-7010
               (Address of principal executive offices) (Zip code)

                           Ronald J. Corn, Esq.
                           The Huntington National Bank
                           41 South High Street
                           Columbus, Ohio  43287
                           (Name and address of agent for service)

                           Copies to:
                           David C. Mahaffey, Esq.
                           Sullivan & Worcester
                           1666 K Street, N.W.
                           Washington, DC  20006

Registrant's telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006



ITEM 1. SCHEDULE OF INVESTMENTS.



HUNTINGTON FLORIDA TAX-FREE MONEY FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)


       PRINCIPAL   SECURITY
        AMOUNT    DESCRIPTION                                           VALUE

MUNICIPAL BONDS  (94.7%):
Florida  (90.5%):
       700,000  Alachua County, FL, Health                    $         700,000
                Facilities Authority Revenue, 3.840%,
                 12/1/12
     1,150,000  Brevard County, FL, Health                            1,150,000
                Facilities Authority Revenue
                (LOC-Suntrust Bank), 3.840%,
                8/1/14
       300,000  Broward County, FL, Educational                         300,000
                Facilities Authority Revenue, 3.840%,
                 4/1/24
     1,100,000  Broward County, FL, Educational                       1,100,000
                Facilities Authority Revenue, 3.750%,
                 11/1/31
       400,000  Broward County, FL, G.O., 5.000%,                       401,681
                1/1/07
       850,000  Broward County, FL, Housing                             850,000
                Finance Authority Multifamily
                Revenue, 3.740%, 5/15/27
       330,000  Broward County, FL, School Board,                       330,000
                Certificate Participation (FSA Ins),
                3.740%, 7/1/21
       250,000  Charlotte County, FL, Utility                           250,000
                Revenue, Series B, 3.740%, 10/1/21
       525,000  Charlotte, NC, Water & Sewer                            537,256
                System Revenue, 5.750%, 12/1/07
     1,010,000  Collier County, FL, Educational                       1,010,000
                Facilities Revenue, 3.740%, 4/1/28
     1,400,000  Collier County, FL, Health Facilities                 1,399,999
                Authority Revenue (LOC-JP Morgan
                Chase Bank), 3.890%, 1/1/35
     1,000,000  Dade County, FL, Water & Sewer                        1,000,000
                Systems Revenue (FGIC Ins),
                3.730%, 10/5/22
       100,000  Duval County, FL, Housing Finance                       100,000
                Authority Revenue (LOC-U.S. Bank
                N.A.), 3.750%, 7/1/25
       480,000  Florida State Board OF Education,                       481,210
                4.000%, 7/1/07
     1,000,000  Florida State Board of Education,                     1,004,384
                Series B, G.O., 5.000%, 1/1/07
       800,000  Florida State Department of                             800,000
                Environmental Protection Preservation
                 Revenue (AMBAC Ins), 3.730%,
                7/1/25
       415,000  Florida State Department of                             415,000
                Environmental Protection Preservation
                 Revenue (AMBAC Ins), 3.750%,
                7/1/25
       375,000  Fort Lauderdale, FL, Crest Prep                         375,000
                School Project Revenue, (FSA Ins),
                3.740%, 6/1/32
     1,000,000  Gulf Coast University, FL, Capital                    1,000,000
                Improvements Revenue, 3.780%,
                12/1/33
       800,000  Highlands County, FL, Health                            800,000
                Facilities Authority Revenue, 3.740%,
                 12/1/26
     1,000,000  Indian River County, FL, G.O.                         1,002,981
                (MBIA Ins), 4.000%, 7/1/07
       500,000  Indian Trace, FL, Community                             502,861
                Development District (Special
                Assessment) (MBIA Ins), 4.625%,
                5/1/07
     1,100,000  Jacksonville, FL, Electric Authority                  1,100,000
                Revenue, Series B (FGIC Ins),
                3.730%, 10/1/34
       900,000  Jacksonville, FL, Health Facilities                     900,000
                Authority Revenue (LOC-Bank of
                America N.A.), 3.840%, 8/15/33
       500,000  Jacksonville, FL, Health Facilities                     500,000
                Authority Revenue (LOC-Suntrust
                Bank), 3.840%, 10/1/15
       500,000  Jacksonville, FL, Health Facilities                     500,000
                Authority Revenue (Wachovia Bank
                N.A.), 3.800%, 8/15/21
       600,000  Jacksonville, FL, Health Facilities                     600,000
                Authority Revenue, Genesis
                Rehabilitation Hospital,, 3.850%,
                5/1/21
       575,000  Lakeland, FL, Electric & Water                          586,500
                Revenue, 5.500%, 10/1/26
       150,000  Leon County, FL  Certificate                            150,512
                Participation, 4.000%, 7/1/07
       690,000  Leon County, FL, School District,                       695,018
                G.O., 4.500%, 7/1/07
     1,000,000  North Broward County, FL, Hospital                    1,000,000
                District Revenue (MBIA Ins), 3.740%,
                1/15/27
       690,000  Orange County, FL, Educational                          690,000
                Facilities Authority Revenue
                (LOC-Bank of America N.A.), 3.840%,
                 5/1/31
     1,200,000  Orlando & Orange County                               1,200,000
                Expressway Authority Revenue,
                Subseries C (AMBAC Ins), 3.700%,
                7/1/40
     1,200,000  Orlando & Orange County, FL,                          1,200,000
                Expressway Revenue (FSA Ins),
                3.700%, 7/1/25
     1,000,000  Palm Beach County, FL, 5.000%,                        1,010,857
                8/1/07
       500,000  Palm Beach County, FL, Housing                          500,000
                Finance Authority Revenue, 3.750%,
                11/1/07
       200,000  Palm Beach County, FL, Revenue                          200,000
                (LOC-Northern Trust Co.), 3.800%,
                5/1/25
     1,050,000  Palm Beach County, FL, Revenue                        1,050,000
                (LOC-Northern Trust Co.), 3.800%,
                3/1/30
       700,000  Palm Beach County, FL, Revenue                          700,000
                (LOC-Northern Trust Co.), 3.760%,
                11/1/36
       600,000  Palm Beach County, FL, School                           600,000
                Board Certificate Participation
                Revenue, Series B, 3.730%, 8/1/27
       700,000  Pinellas County, FL, Health                             700,000
                Facilities Authority Revenue (AMBAC
                Ins), 3.850%, 12/1/15
       500,000  Pinellas County, FL, Health                             500,000
                Facilities Authority Revenue (FSA
                Ins), 3.730%, 11/15/33
     1,200,000  Pinellas County, FL, Health                           1,200,000
                Facilities Authority Revenue
                (LOC-Suntrust Bank), 3.840%,
                7/1/34
       500,000  Sarasota County, FL, Health                             500,000
                Facilities Authority Revenue
                (LOC-Bank of America N.A.), 3.750%,
                 7/1/35
       250,000  Tampa Bay, FL, Water Utility                            250,000
                Systems Revenue (FGIC Ins),
                4.600%, 10/1/06
       700,000  The University of North Florida                         700,000
                Foundation, Inc. Revenue
                (LOC-Wachovia Bank N.A.), 3.780%,
                5/1/28                                                  100,000
       100,000  Volusia County, FL, Housing
                Finance Authority Refunding Revenue
                 (Fannie Mae Ins), 3.750%, 1/15/32
                                                                     32,643,259
Georgia  (0.3%):
       100,000  Atlanta, GA, G.O., 5.000%, 12/1/06                      100,237
Ohio  (3.6%):
     1,300,000  Ohio State Air Quality Development                    1,300,000
                Authority Revenue, Series C, (LOC -
                Wachovia Bank N.A.), 3.820%,
                6/1/23
Washington  (0.3%):
       100,000  Lewis County, WA, Public Utility                        100,000
                District No. 1 Refunding Revenue,
                5.000%, 10/1/06
TOTAL MUNICIPAL BONDS (COST $34,143,496)                             34,143,496

CASH EQUIVALENT  (0.9%):
       333,955  Fidelity Institutional Tax-Exempt                       333,955
                Fund
TOTAL CASH EQUIVALENT (COST $333,955)                                   333,955


TOTAL INVESTMENTS (COST $34,477,451) (a)   -   95.6%                 34,477,451
OTHER ASSETS IN EXCESS OF LIABILITIES   -   4.4%                      1,582,246
NET ASSETS   -   100.0%                                       $      36,059,697
____________
See Notes to Portfolio of Investments



HUNTINGTON MONEY MARKET FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)


       PRINCIPAL   SECURITY
        AMOUNT   DESCRIPTION                                               VALUE

U.S. GOVERNMENT AGENCIES  (78.8%):
Federal Farm Credit Bank  (8.5%):
    20,000,000  5.130%, 10/6/06                               $      19,985,749
    15,000,000  5.240%, 10/12/06                                     14,975,983
    15,821,000  5.140%, 11/7/06                                      15,737,421
    15,000,000  5.130%, 11/17/06                                     14,899,538
    10,000,000  5.150%, 11/27/06                                      9,918,538
                                                                     75,517,229
Federal Home Loan Bank  (36.9%):
    15,000,000  5.200%, 10/6/06                                      14,989,177
    15,000,000  5.220%, 10/11/06                                     14,978,258
    30,000,000  3.420%, 10/13/06                                     29,948,690
    40,000,000  5.150%, 10/18/06                                     39,902,817
    15,000,000  5.090%, 10/19/06                                     14,961,825
    20,000,000  5.180%, 10/20/06                                     19,945,312
    16,297,000  5.140%, 10/25/06                                     16,241,112
    55,000,000  4.250%, 10/27/06                                     54,795,593
    10,000,000  5.120%, 10/30/06                                      9,958,756
    10,000,000  5.150%, 11/3/06                                       9,952,838
    20,000,000  5.150%, 11/8/06                                      19,891,278
    25,000,000  5.140%, 11/10/06                                     24,857,083
    20,000,000  5.130%, 11/13/06                                     19,877,450
    15,000,000  5.150%, 11/15/06                                     14,903,344
    25,000,000  5.100%, 11/24/06                                     24,808,600
                                                                    330,012,133
Federal Home Loan Mortgage Corporation  (26.7%):
    15,000,000  5.140%, 10/2/06                                      14,997,858
    15,000,000  5.140%, 10/3/06                                      14,995,717
    15,000,000  5.230%, 10/5/06                                      14,991,292
    30,000,000  3.580%, 10/10/06                                     29,961,090
    30,000,000  4.760%, 10/17/06                                     29,931,680
    16,541,000  5.150%, 10/18/06                                     16,500,773
    15,000,000  5.120%, 10/24/06                                     14,950,895
    15,000,000  5.140%, 10/26/06                                     14,946,458
    15,000,000  5.160%, 10/31/06                                     14,935,563
    15,000,000  5.140%, 11/14/06                                     14,905,858
    10,000,000  5.100%, 11/20/06                                      9,929,167
    48,158,000  4.420%, 11/21/06                                     47,810,403
                                                                    238,856,754
Federal National Mortgage Association  (6.7%):
    15,000,000  5.120%, 10/3/06                                      14,995,733
    15,000,000  5.110%, 10/23/06                                     14,953,158
    15,000,000  5.160%, 11/22/06                                     14,888,308
    15,000,000  5.090%, 12/27/06                                     14,815,488
                                                                     59,652,687
TOTAL U.S. GOVERNMENT AGENCIES (COST $704,038,803)                  704,038,803

COMMERCIAL PAPER  (8.4%):
Electric and Electronic Equipment  (2.2%):
    20,000,000  General Electic Co., 5.200%,                         19,768,889
                12/20/06
Financials  (6.2%):
    20,000,000  Bank of America Corp., 5.380%,                       19,991,033
                10/4/06
    15,000,000  International Bank For                               14,936,625
                Reconstruction & Development,
                5.070%, 10/31/06
    20,000,000  Morgan Stanley Dean Witter & CO.,                    19,947,500
                5.250%, 10/19/06

TOTAL COMMERCIAL PAPER (COST $74,644,047)                            74,644,047

REPURCHASE AGREEMENTS  (3.8%):
Repurchase Agreement  (3.8%):
    33,960,200  Morgan Stanley                                       33,960,200
TOTAL REPURCHASE AGREEMENTS (COST $33,960,200)                       33,960,200

CASH EQUIVALENT  (0.4%):
     4,000,000  Meeder Institutional Money Market                     4,000,000
                Fund
TOTAL CASH EQUIVALENT (COST $4,000,000)                               4,000,000


TOTAL INVESTMENTS (COST $816,643,050) (a)   -   91.4%               816,643,050
OTHER ASSETS IN EXCESS OF LIABILITIES   -   8.6%                     76,428,402
NET ASSETS   -   100.0%                                       $     893,071,452
____________
See Notes to Portfolio of Investments

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)


       PRINCIPAL   SECURITY
        AMOUNT    DESCRIPTION                                            VALUE

MUNICIPAL BONDS  (93.3%):
     1,475,000  Anthoy Wayne, OH, Local School                $       1,481,016
                District, 4.625%, 5/17/07
     2,000,000  Ashland, OH, Improvement Notes,                       2,015,507
                (Various Purposes), 5.000%, 5/24/07
     2,350,000  Ashland, OH, Improvement Notes,                       2,361,657
                (Various Purposes), 4.500%, 7/11/07
       960,000  Avon Lake, OH, Improvement                              966,745
                Notes, 4.750%, 7/24/07
       150,000  Bedford, OH, General Receipts,                          150,016
                G.O. BAN, 3.500%, 11/2/06
       835,000  Butler County, OH, Capital Funding                      835,000
                Revenue, Series A, (LOC - U.S.
                Bank), 3.760%, 6/1/35
     1,000,000  Butler County, OH, Hospital                           1,000,000
                Facilities Refunding Revenue (LOC -
                JP Morgan Chase Bank), 3.760%,
                11/1/10
       600,000  Butler County, OH, Hospital                             600,000
                Facilities Revenue, (Middletown
                Regional Hospital), (LOC - JP Morgan
                Chase Bank), 3.760%, 11/1/10
       700,000  Cincinnati & Hamilton County, OH,                       700,000
                Port Authority,Revenue, Kenwood
                Office Associate Project, (LOC - Fifth
                 Third Bank), 3.940%, 9/1/25
     4,520,000  Cincinnati, OH Shcool District,                       4,526,373
                4.500%, 12/1/06
     2,400,000  Cleveland, OH, Airport System                         2,400,000
                Revenue, (FSA Ins), 3.730%, 1/1/31
     1,000,000  Cleveland, OH, Cuyahoga County                        1,000,000
                Port Authority Revenue, 3.800%,
                1/1/34
     1,910,000  Cleveland, OH, Income Tax                             1,910,000
                Revenue, (AMBAC Ins), 3.690%,
                5/15/24
     5,600,000  Cleveland, OH, Waterworks                             5,600,000
                Revenue, (FGIC Ins), 3.720%,
                1/1/33
     5,100,000  Cleveland, OH, Waterworks                             5,100,000
                Revenue, Series M (FSA Ins),
                3.720%, 1/1/33
     2,000,000  Clinton, OH, G.O. BAN (LOC - U.S.                     2,003,276
                Bank), 4.000%, 4/26/07
     3,300,000  Columbus, OH, Airport Authority                       3,300,000
                Revenue, (LOC-U.S. Bank N.A.),
                3.760%, 7/1/35
     2,950,000  Columbus, OH, Regulation Airport                      2,950,000
                Authority Revenue, (LOC- U.S.
                Bank), 3.760%, 3/1/34
     1,000,000  Columbus, OH, Sewer                                   1,000,000
                Improvements Refunding Revenue,
                3.740%, 6/1/11
     1,280,000  Coshocton County, OH, Hospital                        1,280,000
                Facilities Revenue, (Memorial Hospital
                 Project), 3.750%, 3/1/19
       650,000  Dover, OH, Sewer Improvements,                          650,093
                G.O., 3.500%, 10/19/06
       500,000  Fairfield County, OH, G.O., 3.500%,                     500,071
                 10/19/06
       422,000  Fairfield County, OH, G.O., BAN,                        422,372
                3.850%, 12/14/06
       700,000  Fairfield County, OH, Wastewater                        702,922
                Systems, G.O. BAN, 4.500%, 4/5/07
     3,000,000  Franklin County, OH, Hospital                         3,000,000
                Facilities Revenue (AMBAC Ins),
                3.720%, 5/1/41
     2,895,000  Franklin County, OH, Hospital                         2,895,000
                Revenue (LOC - Citibank N.A.),
                3.730%, 12/1/20
     3,000,000  Franklin County, OH, Hospital                         3,000,000
                Revenue, (Children's Hospital), Series
                 A, 3.780%, 5/1/31
     1,080,000  Franklin County, OH, Hospital                         1,080,000
                Revenue, (Doctors Ohio Health),
                Series B, (LOC - National City Bank),
                3.730%, 12/1/28
     6,240,000  Franklin County, OH, Hospital                         6,240,000
                Revenue, U.S. Health Corp., Series
                A, (LOC - Citibank N.A.), 3.730%,
                12/1/21
     1,455,000  Franklin County, OH, Industrial                       1,455,000
                Development Revenue, (LOC - JP
                Morgan Chase Bank), 3.780%,
                11/1/14
       510,000  Franklin County, OH, Revenue,                           510,000
                Series C-2, (FGIC Ins), 3.760%,
                12/1/38
       920,000  Geauga County, OH, Health Care                          920,000
                Facilities, Heather Hill Inc. Project,
                Series B, 3.740%, 7/1/23
     1,000,000  Greene County, OH, G.O., 4.500%,                      1,006,863
                8/14/07
       425,000  Greene County, OH, G.O. BAN,                            426,787
                4.500%, 2/21/07
     2,300,000  Hamilton County, OH, Economic                         2,300,000
                Development Revenue, Xavier High
                School Project, (LOC - Fifth Third
                Bank), 3.740%, 4/1/28
     3,205,000  Hamilton County, OH, Health Care                      3,205,000
                Facilities Revenue, Hilltop Health
                Facilities, 3.760%, 6/1/22
       190,000  Hamilton County, OH, Hospital                           190,000
                Facilities Revenue, 3.740%, 5/15/28
        30,000  Hamilton County, OH, Hospital                            30,000
                Facilities Revenue,  Health Alliance,
                Series F, 3.630%, 1/1/18
       265,000  Hamilton County, OH, Hospital                           265,000
                Facilities Revenue, Drake Center
                Inc., Series A (LOC-U.S. Bank N.A.),
                3.740%, 6/1/19
       213,000  Hamilton County, OH, Hospital                           213,000
                Facilities Revenue, Health Alliance,
                Series B, (MBIA Ins), 3.630%, 1/1/18
     2,000,000  Hamilton County, OH, Industrial                       2,000,000
                Development Revenue, 3.550%,
                10/15/12
     1,895,000  Hamilton County, OH, Parking                          1,895,000
                Facility Improvements Revenue,
                (LOC - U.S. Bank), 3.740%, 12/1/26
     1,865,000  Harrison Township, OH, Public                         1,865,000
                Improvements Revenue, (LOC - Fifth
                 Third Bank), 3.730%, 12/1/24
     2,000,000  Huron County, OH, Hospital                            2,000,000
                Facilities Revenue, (Fisher-Titus
                Medical Center), Series A, (LOC -
                National City Bank), 3.760%,
                12/1/27
     6,595,000  Kent State University, OH, Ohio                       6,595,000
                Universities Revenue, (General
                Reciepts), (MBIA Ins), 3.720%,
                5/1/31
     1,180,000  Kent, OH, G.O., BAN, 4.000%,                          1,180,507
                10/19/06
       500,000  Kings Local Shcool District, OH,                        503,537
                4.750%, 7/26/07
       435,000  Lebanon, OH, Electric Revenue                           435,329
                , 4.000%, 12/1/06
       840,000  Lebanon, OH, G.O., BAN, 4.500%,                         844,791
                6/28/07
     3,000,000  Mahoning County, OH, Housing                          3,000,000
                Revenue, (Youngstown State
                University), (LOC - Bank One),
                3.780%, 2/1/33
       750,000  Mason, OH, City School District,                        753,051
                G.O. BAN, 4.500%, 2/8/07
     1,500,000  Mason, OH, G.O., BAN, 4.750%,                         1,511,549
                6/28/07
     1,530,000  Middletown, OH, Airport Facilities,                   1,536,977
                G.O., Acquisition Notes, 4.500%,
                6/5/07
     1,000,000  Mount Vernon, OH, G.O. BAN,                           1,001,682
                3.950%, 3/22/07
     1,000,000  Oakwood, OH, Capital Facilities,                      1,004,143
                G.O. BAN, 4.500%, 3/15/07
     1,125,000  Ohio State Air Quality Development                    1,125,000
                Authority Refunding Revenue, Timken
                 Project, (LOC - Fifth Third Bank),
                3.800%, 11/1/25
     1,650,000  Ohio State Air Quality Development                    1,650,000
                Authority Revenue, Ohio Edison
                Project, Series A, 3.780%, 2/1/14
     3,300,000  Ohio State Common Schools, Series                     3,300,000
                 B, G.O., 3.720%, 6/15/26
       100,000  Ohio State Higher Education                             100,000
                Facilities Common Revenue, (Various
                 Higher Educational - Pooled Financing
                 PG), (LOC - Fifth Third Bank),
                3.830%, 9/1/24
     2,000,000  Ohio State Higher Education                           2,000,000
                Facilities Revenue, (LOC - Fifth Third
                Bank), 3.830%, 9/1/25
     1,500,000  Ohio State Higher Education                           1,500,000
                Facilities Revenue, John Carroll
                University, (LOC - Allied Irish Bank
                PLC), 3.750%, 11/15/31
     3,625,000  Ohio State Higher Education                           3,625,000
                Facilities Revenue, Xavier University,
                 (LOC - Fifth Third Bank), 3.720%,
                11/1/30
     1,400,000  Ohio State Higher Education                           1,400,000
                Facilities, (LOC - Fifth Third Bank),
                3.400%, 9/1/27
     2,200,000  Ohio State Higher Educational                         2,200,000
                Facilities Revenue, Marietta College
                Project, 3.760%, 12/1/24
       360,000  Ohio State University General                           360,000
                Receipts Revenue, (Various), 3.550%,
                 12/1/27
     1,890,000  Ohio State University Higher                          1,890,000
                Educational Facilities Revenue, Xavier
                 University Project, (Various) (LOC -
                U.S. Bank N.A.), 3.720%, 5/1/15
     1,805,000  Ohio State University, General                        1,805,000
                Receipts Revenue, 3.550%, 12/1/07
     1,305,000  Ohio State University, Infrastructure                 1,305,000
                 Improvements, Series B, 3.750%,
                8/1/21
     2,000,000  Ohio State University, Infrastructure                 2,000,000
                 Improvements, Series B, G.O.,
                3.760%, 8/1/17
     4,900,000  Ohio State University, School                         4,900,000
                Improvements, G.O., Series A,
                3.750%, 3/15/25
     5,000,000  Ohio State University, Series D,                      5,000,000
                G.O., 3.760%, 2/1/19
       550,000  Ohio State Water Development                            550,000
                Authority Refunding Revenue, (LOC -
                 Wachovia Bank), 3.800%, 5/1/07
     6,935,000  Ohio State Water Development                          6,935,000
                Authority Revenue, (Various) (MBIA
                Ins), 3.750%, 12/1/18
     1,000,000  Ohio State, Higher Education Capital                  1,002,771
                 Facilities Revenue, Series II-A,
                5.250%, 12/1/06
       165,000  Sandusky County, OH, G.O. BAN,                          165,000
                3.450%, 11/29/06
        35,000  Tallmadge, OH, Refunding G.O.                            35,017
                (AMBAC Ins), 3.500%, 12/1/06
     4,465,000  University of Akron, OH, General                      4,465,000
                Receipts Revenue, (FGIC Ins),
                3.740%, 1/1/29
     1,000,000  University of Cincinnati, OH,                         1,003,690
                General Receipts Revenue BAN,
                4.500%, 1/25/07
        25,000  University of Cincinnati, OH,                            25,000
                General Receipts Revenue, Series B,
                (Various), (AMBAC Ins), 3.740%,
                6/1/31
     1,000,000  University of Toledo, OH, General                     1,002,957
                Receipts Revenue BAN, 4.250%,
                1/24/07
       537,980  Warren County, Health Care                              537,980
                Facilities Revenue, Otterbein Homes,
                Series B (LOC - Fifth Third Bank),
                3.780%, 7/1/23
TOTAL MUNICIPAL BONDS (COST $146,200,679)                           146,200,679

COMMERCIAL PAPER  (3.2%):
     5,000,000  Cuyahoga County, OH, Cleveland                        5,000,000
                Clinic, 3.700%, 1/25/07
TOTAL COMMERCIAL PAPER (COST $5,000,000)                              5,000,000

CASH EQUIVALENT  (1.4%):
     2,115,697  Fidelity Institutional Tax-Exempt                     2,115,697
                Fund
TOTAL CASH EQUIVALENT (COST $2,115,697)                               2,115,697


TOTAL INVESTMENTS (COST $153,316,376) (a)   -   97.9%               153,316,376
OTHER ASSETS IN EXCESS OF LIABILITIES   -   2.1%                      3,235,941
NET ASSETS   -   100.0%                                       $     156,552,317
____________
See Notes to Portfolio of Investments

Huntington U.S. Treasury Money Market Fund
Portfolio of Investments                                     September 30, 2006
(Unaudited)


        Principal  Security
         Amount   Description                                            Value

U.S. Treasury Bills  (63.5%):
       20,000,000  4.940%, 10/5/06                             $     19,989,022
       30,000,000  4.940%, 10/12/06                                  29,954,740
       20,000,000  4.920%, 11/30/06                                  19,836,167
       15,000,000  4.810%, 12/14/06                                  14,851,846
       40,000,000  4.790%, 12/21/06                                  39,568,900
       50,000,000  4.460% - 4.950%, 11/16/06                         49,696,124
       30,000,000  4.490% - 4.510%, 10/26/06                         29,906,313
       45,000,000  4.590% - 4.950%, 11/24/06                         44,677,001
       30,000,000  4.710% - 4.800%, 12/7/06                          29,734,401
       60,000,000  4.740% - 4.770%, 12/28/06                         59,302,624
       30,000,000  4.940% - 4.990%, 10/19/06                         29,925,620
       30,000,000  4.950% - 4.960%, 11/2/06                          29,867,933
       30,000,000  4.980% - 5.000%, 11/9/06                          29,837,776

Total U.S. Treasury Bills (Cost $427,148,467)                       427,148,467


Repurchase Agreements  (45.6%):
       50,000,000  Bear Stearns & Co., Inc., 5.050%,                 50,000,000
                   10/5/06, dated 9/28/06, due 10/5/06,
                   repurchase price $50,049,097 (Fully
                   collateralized by U.S. Treasury
                   securities), 5.050%, 10/5/06
       40,000,000  CitiGroup Global Markets, 5.000%,                 40,000,000
                   dated 9/27/06, due 10/4/06,
                   repurchase price $40,388,889 (Fully
                   collateralized by U.S. Treasury
                   securities), 5.000%, 10/4/06
       40,000,000  Credit Suisse Securities, USA LLC,                40,000,000
                   5.030%, dated 9/25/06, due 10/2/06,
                   repurchase price $40,039,122 (Fully
                   collateralized by U.S. Treasury
                   securities), 5.030%, 10/2/06
       50,000,000  Lehman Brothers, Inc., 4.590%,                    50,000,000
                   dated 9/29/06, 10/6/06, repurchase
                   price $50,044,625 (Fully collateralized
                   by U.S. Treasury securities), 4.590%,
                    10/6/06
       50,000,000  Merrill Lynch & Co., 4.700%, dated                50,000,000
                   9/29/06, due 10/6/06, repurchase price
                    $50,045,694 (Fully collateralized by
                   U.S. Treasury securities), 4.700%,
                   10/6/06
       36,819,600  Morgan Stanley & Co., 4.880%,                     36,819,600
                   dated 9/29/06, due 10/2/06,
                   repurchase price $36,834,573 (Fully
                   collateralized by U.S. Treasury
                   securities), 4.880%, 10/2/06
       40,000,000  The Goldman Sachs & Co., Inc.,                    40,000,000

                   5.010%, dated 9/26/06, due 10/3/06,
                   repurchase price $40,038,967 (Fully
                   collateralized by U.S. Treasury
                   securities), 5.010%, 10/3/06
Total Repurchase Agreements (Cost $306,819,600)                     306,819,600




Total Investments (Cost $733,968,067) (a)   -   109.1%              733,968,067
Liabilities in Excess of Other Assets   -   (9.1)%                 (61,427,968)

NET ASSETS   -   100.0%                                        $    672,540,099

------------
See Notes to Portfolio of Investments

HUNTINGTON DIVIDEND CAPTURE FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)

     SHARES OR
     PRINCIPAL    SECURITY
     AMOUNT      DESCRIPTION                                               VALUE

COMMON STOCKS  (53.4%):
Consumer Discretionary  (3.5%):
        37,000  Kraft Foods, Inc.                             $       1,319,420
        45,000  Newell Rubbermaid, Inc.                               1,274,400
        19,000  Officemax, Inc.                                         774,060
         6,000  Sherwin-Williams Co.                                    334,680
        55,000  Time Warner, Inc.                                     1,002,650
                                                                      4,705,210
Consumer Staples  (1.1%):
        22,000  Molson Coors Brewing Co.                              1,515,800
Energy  (4.6%):
        10,000  Baker Hughes, Inc.                                      682,000
        14,500  ChevronTexaco Corp.                                     940,470
        30,000  ConocoPhillips                                        1,785,900
        16,000  Consol Energy, Inc.                                     507,680
        48,000  Energy Transfer Partners LP                           2,223,840
                                                                      6,139,890
Financials  (13.5%):
        40,000  American Capital Strategies Ltd.                      1,578,800
        26,000  Hartford Financial Services Group,                    2,255,500
                Inc.
        25,000  KeyCorp                                                 936,000
        41,000  Lincoln National Corp.                                2,545,280
        18,000  Morgan Stanley Dean Witter & Co.                      1,312,380
        12,000  PNC Bank Corp.                                          869,280
        20,000  Protective Life Corp.                                   915,000
        35,000  St. Paul Cos., Inc.                                   1,641,150
        41,500  State Street Corp.                                    2,589,600
        48,000  Wachovia Corp.                                        2,678,400
        24,000  Washington Mutual, Inc.                               1,043,280
                                                                     18,364,670
Health Care  (2.3%):
         4,000  Eli Lilly & Co.                                         228,000
        31,000  Pfizer, Inc.                                            879,160
        39,000  Wyeth                                                 1,982,760
                                                                      3,089,920
Industrials  (7.0%):
        12,000  Burlington Northern Santa Fe Corp.                      881,280
         7,000  Cooper Industries Ltd.                                  596,540
        19,000  Deere & Co.                                           1,594,290
        35,000  Eaton Corp.                                           2,409,750
        26,000  Raytheon Co.                                          1,248,260
        10,000  Union Pacific Corp.                                     880,000
        51,000  Waste Management, Inc.                                1,870,680
                                                                      9,480,800
Materials  (2.6%):
        41,000  Alcoa, Inc.                                           1,149,640
        27,000  Freeport-McMoran Copper & Gold,                       1,438,020
                Inc., Class B
        15,000  Praxair, Inc.                                           887,400
                                                                      3,475,060
Real Estate Investment Trusts  (9.5%):
        26,500  Apartment Investment &                                1,441,865
                Management Co.
        35,000  Brandywine Realty Trust                               1,139,250
        63,000  Cedar Shopping Centers, Inc.                          1,018,710
        15,000  Colonial Properties Trust                               717,150
        65,000  Equity Inns, Inc.                                     1,034,800
        34,500  First Industrial Realty Trust, Inc.                   1,518,000
        21,000  Highwoods Properties, Inc.                              781,410
        14,000  Hospitality Properties Trust                            660,800
        17,000  LTC Properties, Inc.                                    412,250
        10,000  Mack-Cali Realty Corp.                                  518,000
        23,000  Mid-America Apartment                                 1,408,060
                Communities, Inc.
        58,000  National Retail Properties, Inc.                      1,252,800
        20,000  Pennsylvania Real Estate                                851,400
                Investment Trust
                                                                     12,754,495
Technology  (4.5%):
        27,000  Honeywell International, Inc.                         1,104,300
        72,000  Nokia Corp. ADR                                       1,417,680
        81,000  Sabre Holdings Corp.                                  1,894,590
       177,588  Taiwan Semiconductor Manufacturing                    1,704,845
                 Co. Ltd. ADR
                                                                      6,121,415
Telecommunications  (3.1%):
        81,000  AT&T, Inc.                                            2,637,360
        23,000  Verizon Communications, Inc.                            853,990
        52,974  Windstream Corporation                                  698,727
                                                                      4,190,077
Utilities  (1.7%):
        62,000  American Electric Power Co., Inc.                     2,254,940
TOTAL COMMON STOCKS (COST $64,641,542)                               72,092,277

PREFERRED STOCKS  (42.2%):
Consumer Discretionary  (0.6%):
        30,000  The Walt Disney Co., 7.000%                             761,400
Financials  (31.6%):
       115,000  ABN Amro Capital Funding Trust V,                     2,737,000
                5.900%
        70,000  Ace Ltd., Series C, 7.800%                            1,816,500
        24,800  AMBAC Financial Group, 7.000%                           620,000
        78,900  ASBC Capital I, 7.625%                                1,993,803
        30,000  CitiGroup Capital Trust VIII,                           753,600
                6.950%
        36,600  Comerica Capital Trust I, 7.600%                        919,392
        75,000  Compass Capital, 7.350%                               1,880,250
        50,000  Countrywide Financial, 6.75%                          1,254,500
        33,400  Everest Re Capital Trust, 7.850%                        859,716
        29,100  Fleet Capital Trust VIII, 7.200%                        734,484
        10,000  Goldman Sachs Group, Inc.  6.20%                        259,000
        50,000  HSBC Holdings PLC, Series A,                          1,251,500
                6.200%
        85,000  ING Groep NV, 6.125%                                  2,108,850
        63,000  JPMorgan Chase & Co., Series X,                       1,592,640
                7.000%
        80,000  Lehman Brothers Holdings, Inc.,                       2,062,400
                6.500%
        33,000  Lincoln National Capital V, Series E,                   830,940
                 7.650%
        90,000  Merrill Lynch Capital Trust V, 7.280%                 2,306,700
                 (b)
        10,000  Merrill Lynch Capital Trust, 7.000%                     253,600
        15,000  Metlife, Inc., Series B, 6.500%                         388,650
        60,000  National Commerce Capital Trust II,                   1,508,400
                7.700%
        40,000  Partnerre Capital Trust I, 7.900%                     1,002,800
        42,300  PLC Capital Trust, 7.250%                             1,066,383
         6,500  Provident Financial Group, Inc.,                        170,885
                8.375%
        51,450  Prudential PLC, 6.500%                                1,302,714
        42,800  RenaissanceRe Holdings Ltd.,                          1,081,128
                Series B, 7.300%
       115,000  Royal Bank of Scotland, Series N,                     2,909,500
                6.350%
       105,800  SLM Corp., 6.000%                                     2,551,896
        69,000  St. Paul Capital Trust, 7.600%                        1,754,670
         7,000  Suntrust Capital IV, 7.125%                             176,050
        89,700  The Bank of New York, Inc. Capital                    2,161,770
                V, 7.800%
         6,800  Torchmark Capital Trust I, 7.750%                       170,000
        30,000  Wells Fargo Capital Trust II,                           756,000
                7.000%
        64,500  Wells Fargo, 5.85%                                    1,542,195
                                                                     42,777,916
Real Estate Investment Trusts  (1.6%):
         6,500  Equity Residential Properties, Series                   165,295
                 D, 8.600%
        10,700  Prologis Trust, Series F, 6.750%                        267,500
        68,100  Public Storage, Series F, 6.45%                       1,658,235
                                                                      2,091,030
Utilities  (8.4%):
         8,400  AT&T, Inc., 7.000%                                      211,512
       120,000  BGE Capital Trust II, 6.200%                          2,869,200
        33,400  Consolidated Edison Co., Inc.,                          836,336
                7.500%
         7,000  Dominion CNG Capital Trust I,                           178,010
                7.800%
        77,400  Entergy LA, Inc., 7.600%                              1,954,350
       101,000  General Electric Capital Corp.,                       2,534,090
                6.100%
       107,600  Georgia Power Capital, 7.125%                         2,711,520
                                                                     11,295,018
TOTAL PREFERRED STOCKS (COST $57,889,982)                            56,925,364

CASH EQUIVALENT  (3.3%):
     4,397,712  Huntington Money Market Fund,                         4,397,712
                Interfund Shares*
TOTAL CASH EQUIVALENT (COST $4,397,712)                               4,397,712

MUTUAL FUNDS  (0.8%):
Exchange Traded Funds  (0.8%):
        50,000  AMEX Technology SPDR                                  1,100,000
TOTAL MUTUAL FUNDS (COST $795,932)                                    1,100,000

SHORT -TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (18.5%):
Mutual Funds (14.2%):
    19,116,507  Institutional Money Market Trust Fund                19,116,507
                                                                     19,116,507
Certificate of Deposit (0.9%)
    $1,176,519  HSH Nordbank, 5.28% 10/30/06                          1,176,519
                                                                      1,176,519
Time Deposits (0.2%):
       339,546  Societe Generale  5.312%, 10/2/06                    339,546
                                                                        339,546
Variable Rate Obligations (3.2%):
       562,467  Bear Stearns, 5.435% 10/2/06                            562,467
     2,235,613  Citigroup, 5.32% 10/2/06                              2,235,613
     1,105,990  Cullinan Financial Corp., 5.300%, 9/24/07             1,105,990
       455,400  Morgan Stanley Floating Rate CP, 5.435%, 5/1/07         455,400
                                                                      4,359,470
TOTAL SHORT - TERM SECURITIES HELD AS COLLATERAL
FOR SECURITIES LENDING (COST $24,992,042)                            24,992,042


TOTAL INVESTMENTS (COST $152,717,210) (a)   -   118.2%              159,507,395
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (18.2)%                (24,642,631)
NET ASSETS   -   100.0%                                       $     134,864,764
____________
See Notes to Portfolio of Investments


HUNTINGTON GROWTH FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)

    SHARES OR
   PRINCIPAL      SECURITY
    AMOUNT       DESCRIPTION                                               VALUE

COMMON STOCKS  (99.1%):
Consumer Discretionary  (4.4%):
        12,000  Ebay, Inc. (b)                                $         340,320
        14,000  Fortune Brands, Inc.                                  1,051,540
         1,700  Google Inc Com USD0.001 CL'A'                           683,230
                (b)
        41,960  Home Depot, Inc.                                      1,521,889
        62,560  Kohl's Corp. (b)                                      4,061,395
         6,000  Las Vegas Sands Corp Com Stk                            410,100
                USD0.001 (b)
        16,500  Marriott International, Inc., Class A                   637,560
         8,080  Nordstrom, Inc.                                         341,784
        10,000  Sony Corp. ADR                                          403,600
        10,000  Starbucks Corp. (b)                                     340,500
        50,000  Time Warner, Inc.                                       911,500
                                                                     10,703,418
Consumer Staples  (14.7%):
        93,250  Colgate-Palmolive Co.                                 5,790,825
        31,040  Constellation Brands, Inc. (b)                          893,331
        26,200  CVS Corp.                                               841,544
         9,700  Fomento Economico Mexicano SA                           940,318
                de CV ADR
        61,060  PepsiCo, Inc.                                         3,984,776
        38,000  Procter & Gamble Co.                                  2,355,240
       268,600  Sysco Corp.                                           8,984,669
        35,000  The Walt Disney Co.                                   1,081,850
       143,600  Walgreen Co.                                          6,374,404
        92,875  WM Wrigley Jr. Co.                                    4,277,823
           875  WM Wrigley Jr. Co. Class B                               40,250
                                                                     35,565,030
Energy  (12.0%):
       130,000  Anadarko Petroleum Corp.                              5,697,900
         7,000  Baker Hughes, Inc.                                      477,400
        40,000  Devon Energy Corp.                                    2,526,000
        20,000  Emerson Electric Co.                                  1,677,200
        54,465  Exxon Mobil Corp.                                     3,654,602
         3,010  FPL Group, Inc.                                         135,450
        11,160  Marathon Oil Corp.                                      858,204
       113,680  Occidental Petroleum Corp.                            5,469,145
        16,000  Peabody Energy Corp.                                    588,480
        13,000  Petro-Canada                                            524,290
       112,000  Schlumberger, Ltd.                                    6,947,359
         9,400  Valero Energy Corp.                                     483,818
                                                                     29,039,848
Financials  (7.8%):
        69,000  American Express Co.                                  3,869,520
        60,000  Bank of America Corp.                                 3,214,200
            12  Berkshire Hathaway, Inc. (b)                          1,149,600
        35,125  Cincinnati Financial Corp.                            1,688,108
         7,000  Franklin Resources, Inc.                                740,250
         1,230  Goldman Sachs Group, Inc.                               208,079
        79,000  JPMorgan Chase & Co.                                  3,709,840
        16,000  Lehman Brothers Holdings, Inc.                        1,181,760
        32,500  State Street Corp.                                    2,028,000
        13,000  T. Rowe Price Group, Inc.                               622,050
        10,000  Wells Fargo & Co.                                       361,800
                                                                     18,773,207
Health Care  (23.2%):
       100,000  Abbott Laboratories                                   4,856,000
         4,990  Alcon, Inc.                                             571,355
        64,585  Amgen, Inc. (b)                                       4,619,765
         2,500  Barr Laboratories, Inc. (b)                             129,850
        90,000  Baxter International, Inc.                            4,091,400
        35,595  Bristol-Myers Squibb Co.                                887,027
        25,000  C.R. Bard, Inc.                                       1,875,000
        12,000  Celgene CORP. (b)                                       519,600
         5,500  Covance, Inc. (b)                                       365,090
         8,480  Genentech, Inc. (b)                                     701,296
        22,000  Gilead Sciences, Inc. (b)                             1,511,400
       100,000  Henry Schein, Inc. (b)                                5,014,000
        87,990  Johnson & Johnson                                     5,714,072
         6,200  Laboratory Corporation of America                       406,534
                Holdings (b)
        30,000  Medco Health Solutions, Inc. (b)                      1,803,300
        53,200  Medtronic, Inc.                                       2,470,608
        50,000  Millipore Corp. (b)                                   3,065,000
         7,760  Novartis AG ADR                                         453,494
        11,000  PDL BioPharma, Inc. (b)                                 211,200
       138,000  Pfizer, Inc.                                          3,913,680
         6,000  Quest Diagnostics, Inc.                                 366,960
        24,000  Roche Holdings Ltd. AG ADR                            2,068,982
        95,730  Schering-Plough Corp.                                 2,114,676
        40,000  Stryker Corp.                                         1,983,600
        10,000  Thermo Electron Corp. (b)                               393,300
        12,000  Varian Medical Systems, Inc. (b)                        640,680
         5,640  Wellpoint, Inc. (b)                                     434,562
        65,000  Wyeth                                                 3,304,600
        18,000  Zimmer Holdings, Inc. (b)                             1,215,000
                                                                     55,702,031
Industrials  (8.3%):
        48,000  Caterpillar, Inc.                                     3,158,400
         5,650  General Dynamics Corp.                                  404,936
       205,200  General Electric Co.                                  7,243,560
       140,000  Illinois Tool Works, Inc.                             6,286,000
        20,000  Lockheed Martin Corp.                                 1,721,200
        15,000  Textron, Inc.                                         1,312,500
                                                                     20,126,596
Materials  (2.8%):
         7,000  Amphenol Corp. Class A                                  433,510
       123,000  Ecolab, Inc.                                          5,266,860
        10,000  Nucor Corp.                                             494,900
         9,390  Praxair, Inc.                                           555,512
                                                                      6,750,782
Technology  (25.9%):
        72,000  Advanced Micro Devices, Inc. (b)                      1,789,200
         1,175  Alltel Corp.                                             65,213
       100,000  Analog Devices, Inc.                                  2,939,000
         9,500  Apple Computer, Inc. (b)                                731,785
        20,000  Applied Materials, Inc.                                 354,600
       185,000  Automatic Data Processing, Inc.                       8,757,900
        81,000  Broadcom Corp. (b)                                    2,457,540
       140,000  Cisco Systems, Inc. (b)                               3,220,000
        75,000  Dell, Inc. (b)                                        1,713,000
        40,585  EMC Corp. (b)                                           486,208
         4,385  Fiserv, Inc. (b)                                        206,490
         6,000  Fisher Scientific International, Inc.                   469,440
                (b)
         8,000  Harris Corp.                                            355,920
       181,587  Hewlett Packard Co.                                   6,662,427
       172,885  Intel Corp.                                           3,556,244
        44,000  International Business Machines                       3,605,360
                Corp.
        75,000  Iron Mountain, Inc. (b)                               3,220,500
       220,625  Microsoft Corp.                                       6,029,681
        50,000  Molex, Inc.                                           1,948,500
        20,800  Motorola, Inc.                                          520,000
        18,070  Nokia Corp.                                             355,798
       352,500  Oracle Corp. (b)                                      6,253,350
        12,400  Pharmaceutical Product                                  442,556
                Development, Inc.
        90,000  Qualcomm, Inc.                                        3,271,500
        57,680  Texas Instruments, Inc.                               1,917,860
        16,000  United Technologies Corp.                             1,013,600
                                                                     62,343,672
TOTAL COMMON STOCKS (COST $149,077,679)                             239,004,584

CASH EQUIVALENT  (1.0%):
     2,176,104  Huntington Money Market Fund,                         2,176,104
                Interfund Shares *
       242,532  Meeder Institutional Money Market                       242,532
                Fund
TOTAL CASH EQUIVALENT (COST $2,418,636)                               2,418,636

SHORT -TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (20.1%):
Mutual Funds (15.8%):
    37,996,163  Institutional Money Market Trust Fund                37,996,163
                                                                     37,996,163
Time Deposits (0.3%):
      $805,848  Societe Generale  5.312%, 10/2/06                       805,848
                                                                        805,848
Variable Rate Obligations (4.0%):
       890,104  Cullinan Financial Corp., 5.300%, 9/24/07               890,104
     1,284,256  Greenwich Capital Holdings, 5.284%, 11/30/06          1,284,256
     3,819,695  Morgan Stanley & Co., 5.435%, 4/5/07                  3,819,695
     1,526,778  Morgan Stanley Floating Rate CP, 5.425%, 1/31/07      1,526,778
       346,211  Morgan Stanley Floating Rate CP, 5.435%, 5/1/07         346,211
       726,576  Sedina Finance, Inc., 5.300%, 1/25/07                   726,576
     1,198,674  Tango Financial Corp., 5.293%, 6/28/07               1,198,674
                                                                      9,792,294
TOTAL SHORT - TERM SECURITIES HELD AS COLLATERAL
FOR SECURITIES LENDING (COST $48,594,305)                            48,594,305

TOTAL INVESTMENTS (COST $200,090,620) (a)   -   120.2%              290,017,525
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (20.2)%                (48,789,692)
NET ASSETS   -   100.0%                                       $     241,227,833
____________
See Notes to Portfolio of Investments

HUNTINGTON INCOME EQUITY FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)

  SHARES OR
  PRINCIPAL      SECURITY
  AMOUNT         DESCRIPTION                                               VALUE

COMMON STOCKS  (100.4%):
Consumer Discretionary  (7.3%):
       210,500  CBS Corp., Class B                            $       5,929,785
        27,000  Cummins Engine, Inc.                                  3,219,210
        28,000  Gannett Co., Inc.                                     1,591,240
        51,300  Genuine Parts Co.                                     2,212,569
        17,000  Pearson PLC ADR                                         242,080
        13,100  Thompson Corp.                                          527,930
        14,800  V.F. Corp.                                            1,079,660
                                                                     14,802,474
Consumer Staples  (3.6%):
        54,500  Anheuser Busch Cos., Inc.                             2,589,295
        28,000  Brown-Forman Corp.                                    2,146,200
        36,800  Molson Coors Brewing Co., Class B                     2,535,520
                                                                      7,271,015
Energy  (12.8%):
        42,800  Apache Corp.                                          2,704,960
       216,300  AU Optronics Corp. ADR                                3,082,275
        84,300  Chevron Corp.                                         5,467,698
        85,300  ConocoPhillips                                        5,077,909
        23,100  Kinder Morgan Energy Partners LP                      1,013,628
        93,700  Occidental Petroleum Corp.                            4,507,907
        21,900  Progress Energy, Inc.                                   993,822
        44,800  Transocean Sedco Forex, Inc. (b)                      3,280,704
                                                                     26,128,903
Financials  (32.3%):
           700  AmSouth Bancorporation                                   20,328
       134,700  Bank of America Corp.                                 7,215,880
       119,000  BB&T Corp.                                            5,209,820
       112,700  CitiGroup, Inc.                                       5,597,809
        88,300  Comerica, Inc.                                        5,026,036
       153,600  JPMorgan Chase & Co.                                  7,213,056
        94,700  Lincoln National Corp.                                5,878,976
       169,000  National City Corp.                                   6,185,400
       137,341  Regions Financial Corp.                               5,052,775
        64,600  SunTrust Banks, Inc.                                  4,992,288
       107,000  Unitrin, Inc.                                         4,726,190
        75,400  Wachovia Corp.                                        4,207,320
       105,700  Washington Mutual, Inc.                               4,594,779
                                                                     65,920,657
Health Care  (5.2%):
       161,500  Bristol-Myers Squibb Co.                              4,024,580
         5,700  Eli Lilly & Co.                                         324,900
       135,200  Merck & Co., Inc.                                     5,664,880
         9,700  Wyeth                                                   493,148
                                                                     10,507,508
Industrials  (12.8%):
       107,600  General Electric Co.                                  3,798,280
        56,000  Ingersoll Rand Co.                                    2,126,880
        39,400  L-3 Communications Corp.                              3,086,202
       177,900  Masco Corp.                                           4,878,018
        89,000  Pitney Bowes, Inc.                                    3,948,930
       119,900  R.R. Donnelley & Sons Co.                             3,951,904
       156,500  Tyco International, Ltd.                              4,380,435
                                                                     26,170,649
Materials  (8.7%):
       239,500  Boston Scientific Corp. (b)                           3,542,205
       125,600  Du Pont (E.I.) de Nemours & Co.                       5,380,704
        61,500  PPG Industries, Inc.                                  4,125,420
       121,200  The Dow Chemical Co.                                  4,724,376
                                                                     17,772,705
Technology  (12.0%):
       132,500  Alltel Corp.                                          7,353,750
        32,300  Automatic Data Processing, Inc.                       1,529,082
        24,900  First Data Corp.                                      1,045,800
        13,600  Intel Corp.                                             279,752
        10,700  Microsoft Corp.                                         292,431
       223,000  Motorola, Inc.                                        5,575,000
       258,400  Nokia Corp.                                           5,087,896
        98,000  Texas Instruments, Inc.                               3,258,500
                                                                     24,422,211
Telecommunications  (5.0%):
       431,500  Avaya, Inc. (b)                                       4,936,360
       311,000  Sprint Corp.                                          5,333,650
                                                                     10,270,010
Utilities  (0.7%):
        10,000  Ameren Corp.                                            527,900
        21,000  Consolidated Edison, Inc.                               970,200
                                                                      1,498,100
TOTAL COMMON STOCKS (COST $156,001,422)                             204,764,232

CASH EQUIVALENT  (0.9%):
     1,878,821  Huntington Money Market Fund,                         1,878,821
                Interfund Shares *
TOTAL CASH EQUIVALENT (COST $1,878,821)                               1,878,821

SHORT -TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (22.8%):
Mutual Funds (18.2%):
    37,083,998  Institutional Money Market Trust Fund                37,083,998
                                                                     37,083,998
Time Deposits (0.5%):
    $1,019,715  Societe Generale TD, 5.312%, 10/2/06                  1,019,715
                                                                      1,019,715
Variable Rate Obligations (4.1%):
        77,255  Bear Stearns FR CP, 5.435%, 10/18/06                     77,255
     3,557,207  Bear Stearns Floating Rate Note, 5.435%, 10/2/06      3,557,207
       282,529  Cullinan Financial Corp., 5.300%, 9/24/07               282,529
     1,797,167  Greenwich Capital Holdings, 5.284%, 11/30/06          1,797,167
       342,118  MS Floating Rate CP, 5.425%, 1/31/07                    342,118
     2,281,344  MS Floating Rate CP, 5.435%, 5/1/07                   2,281,344
                                                                      8,337,620
TOTAL SHORT - TERM SECURITIES HELD AS COLLATERAL
FOR SECURITIES LENDING (COST $46,441,333)                            46,441,333

TOTAL INVESTMENTS (COST $204,321,576) (a)   -   124.1%              253,084,386
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (24.1)%                (49,134,838)
NET ASSETS   -   100.0%                                       $     203,949,548
____________
See Notes to Portfolio of Investments

HUNTINGTON INTERNATIONAL EQUITY FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)


                SECURITY
        SHARES DESCRIPTION                                               VALUE

COMMON STOCKS  (90.3%):
CANADA  (2.8%):
Energy  (0.5%):
        26,170  Encana Corp.                                  $       1,217,988
Industrials  (1.3%):
        84,000  Canadian National Railway Co.                         3,522,960
Materials  (1.0%):
        60,000  Alcan, Inc.                                           2,392,200
                                                                      7,133,148
FINLAND  (3.3%):
Materials  (1.2%):
       125,500  UPM Kymmene OYJ, ADR                                  2,970,585
Technology  (2.1%):
       275,000  Nokia OYJ                                             5,460,182
                                                                      8,430,767
FRANCE  (8.6%):
Consumer Staples  (1.4%):
        24,300  Groupe Danone                                         3,410,645
Energy  (3.3%):
        28,000  Schneider Electric SA                                 3,122,314
        80,140  Total SA                                              5,258,263
                                                                      8,380,577
Financials  (2.1%):
       144,900  Axa, ADR                                              5,348,259
Services  (1.2%):
        87,000  Vivendi Universal                                     3,136,020
Utilities  (0.6%):
        31,800  Suez SA, ADR                                          1,407,150
                                                                     18,546,631
GERMANY  (3.8%):
Health Care  (2.2%):
       106,300  Stada Arzneimittel AG                                 5,442,297
Technology  (1.6%):
        20,800  SAP AG                                                4,127,246
                                                                      9,569,543
IRELAND  (2.1%):
Consumer Staples  (0.7%):
        75,300  Kerry Group PLC, Class A                              1,785,333
Financials  (1.4%):
       210,000  Anglo Irish Bank Corp. PLC                            3,450,698
                                                                      5,236,031
JAPAN  (18.8%):
Consumer Discretionary  (4.3%):
        94,000  Honda Motor Co., Ltd.                                 3,159,597
       222,000  Matsushita Electric Industrial Co.                    4,699,009
                Ltd.
       158,000  Shiseido Co. Ltd.                                     3,157,057
                                                                     11,015,663
Consumer Staples  (3.3%):
       185,000  Ajinomoto Co., Inc.                                   1,992,380
       113,600  Uni-Charm Corp.                                       6,309,508
                                                                      8,301,888
Financials  (2.6%):
       430,500  Mitsubishi UFJ Financial Group, Inc.,                 5,514,705
                 ADR
       142,000  The 77th Bank Ltd.                                      984,658
                                                                      6,499,363
Health Care  (2.0%):
        57,000  Eisai Co. Ltd.                                        2,755,652
        48,400  ONO Pharmaceutical Co. Ltd.                           2,155,482
                                                                      4,911,134
Industrials  (1.5%):
       220,000  KOMATSU Ltd.                                          3,799,848
            50  Nintendo Co. Ltd.                                        10,304
                                                                      3,810,152
Technology  (4.2%):
       112,500  Canon, Inc.                                           5,867,411
       277,000  Sharp Corp.                                           4,749,175
                                                                     10,616,586
Utilities  (0.9%):
        76,000  The Tokyo Electric Power Co., Inc.                    2,187,791
                                                                     47,342,577
MEXICO  (1.4%):
Materials  (1.4%):
       113,812  Cemex SA, ADR                                         3,423,465
NETHERLANDS  (6.4%):
Consumer Discretionary  (2.4%):
       169,000  Koninklijke (Royal) Philips                           5,916,690
                Electronics NV, ADR
Financials  (2.0%):
       115,012  ING Group NV                                          5,058,597
Industrials  (2.0%):
       133,800  TNT NV                                                5,074,055
                                                                     16,049,342
NETHERLANDS ANTILLES  (1.9%):
Energy  (1.9%):
        79,000  Schlumberger Ltd., ADR                                4,900,370
NORWAY  (1.8%):
Telecommunications  (1.8%):
       341,000  Telenor ASA                                           4,448,190
SINGAPORE  (1.5%):
Telecommunications  (1.5%):
     2,495,926  Singapore Telecommunications Ltd.                     3,835,291

SOUTH AFRICA  (1.4%):
Chemical preparations, n.e.c.  (1.4%):
       102,500  Sasol Ltd., ADR                                       3,371,225
SPAIN  (4.5%):
Financials  (2.2%):
       240,700  Banco Bilbao Vizcaya SA, ADR                          5,567,391
Telecommunications  (2.3%):
       332,384  Telefonica SA                                         5,760,912
                                                                     11,328,303
SWEDEN  (4.9%):
Consumer Discretionary  (1.0%):
        89,000  Electrolux AB, Series B                               1,445,732
        89,000  Husqvarna AB, Series B (b)                            1,047,852
                                                                      2,493,584
Financials  (1.9%):
       162,600  ForeningsSparbanken AB                                4,827,593
Industrials  (2.0%):
       444,500  Sandvik AB                                            5,096,851
                                                                     12,418,028
SWITZERLAND  (5.3%):
Health Care  (1.6%):
        66,900  Novartis AG                                           3,906,647
Industrials  (1.6%):
        76,000  Schindler Holding AG                                  3,963,843
Materials  (2.1%):
       183,100  Syngenta AG, ADR                                      5,525,958
                                                                     13,396,448
TAIWAN  (1.4%):
Technology  (1.4%):
       356,685  Taiwan Semiconductor Manufacturing                    3,424,176
                 Co. Ltd.
UNITED KINGDOM  (20.4%):
Consumer Discretionary  (2.2%):
       384,000  Pearson PLC                                           5,467,126
Consumer Staples  (3.9%):
       359,400  Cadbury Schweppes PLC                                 3,825,051
       872,284  Tesco PLC                                             5,878,804
                                                                      9,703,855
Energy  (2.8%):
       369,000  BG Group PLC                                          4,483,319
       234,600  BP Amoco PLC                                          2,556,111
                                                                      7,039,430
Financials  (3.9%):
       403,000  Barclays PLC                                          5,085,032
       192,000  Standard Chartered PLC                                4,917,178
                                                                     10,002,210
Health Care  (1.0%):
        46,850  GlaxoSmithKline PLC, ADR                              2,493,826
Industrials  (2.3%):
       175,000  Bunzl PLC                                             2,190,121
       822,700  Tomkins PLC                                           3,646,365
                                                                      5,836,486
Materials  (2.1%):
        27,900  Rio Tinto PLC, ADR                                    5,290,677
Utilities  (2.2%):
       226,100  Scottish & Southern Energy PLC                        5,578,849
                                                                     51,412,459
TOTAL COMMON STOCKS (COST $163,681,881)                             227,402,014

TIME DEPOSIT  (5.1%):
Bank holding companies  (5.1%):
United States  (5.1%):
    12,821,000  State Street Bank Time Deposit                       12,821,000
TOTAL TIME DEPOSIT (COST $12,821,000)                                12,821,000

MUTUAL FUNDS  (2.8%):
INDIA  (1.1%):
Management Investment Operation  (1.1%):
        58,200  Morgan Stanley India Investment                       2,694,660
                Fund
JAPAN  (0.5%):
Management Investment Operation  (0.5%):
        97,000  iShares MSCI Japan  Index Fund                        1,314,350
TAIWAN  (1.2%):
Management Investment Operation  (1.2%):
       235,000  iShares MSCI Taiwan Index Fund                        3,043,250
TOTAL MUTUAL FUNDS (COST $5,920,973)                                  7,052,260

TOTAL INVESTMENTS (COST $189,052,350) (a)   -   98.2%               247,275,274
OTHER ASSETS IN EXCESS OF LIABILITIES   -   1.8%                      4,506,710
NET ASSETS   -   100.0%                                       $     251,781,984
____________
See Notes to Portfolio of Investments

HUNTINGTON MACRO 100 FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)


                SECURITY
        SHARES DESCRIPTION                                               VALUE

COMMON STOCKS  (95.5%):
Consumer Discretionary  (10.4%):
        10,400  AFLAC, Inc.                                   $         475,904
         6,500  Amazon.Com, Inc. (b)                                    208,780
         3,100  Apollo Group, Inc. Class A (b)                          152,644
         3,200  AutoNation, Inc. (b)                                     66,880
         1,300  AutoZone, Inc. (b)                                      134,290
         9,200  Caremark Rx, Inc.                                       521,364
         9,000  Carnival Corp.                                          423,270
        23,800  Ebay, Inc. (b)                                          674,968
         3,400  Family Dollar Stores, Inc.                               99,416
         3,700  Genuine Parts Co.                                       159,581
         1,500  Harman International Industries,                        125,160
                Inc.
         6,800  Hilton Hotels Corp.                                     189,380
         7,000  International Game Technologies                         290,500
         4,100  Johnson Controls, Inc.                                  294,134
         1,900  MGIC Investment Corp.                                   113,943
         4,000  Nike, Inc. Class B                                      350,480
         1,900  The E.W. Scripps Co. Class A                             91,067
         9,400  TJX Companies, Inc.                                     263,482
         1,900  V.F. Corp.                                              138,605
                                                                      4,773,848
Consumer Staples  (7.5%):
         6,300  Coca-Cola Enterprises, Inc.                             131,229
        11,000  ConAgra Foods, Inc.                                     269,280
         5,100  Kellogg Co.                                             252,552
         2,800  McCormick & Co., Inc.                                   106,344
        15,200  Staples, Inc.                                           369,816
        41,900  The Coca-Cola Co.                                     1,872,092
         3,700  The Hershey Co.                                         197,765
         5,300  Tyson Foods, Inc., Class A                               84,164
         3,000  Whole Foods Market, Inc.                                178,290
                                                                      3,461,532
Financials  (35.5%):
        25,500  American Express Co.                                  1,430,040
         7,300  AmSouth Bancorporation                                  211,992
        38,800  Bank of America Corp.                                 2,078,517
        11,300  BB&T Corp.                                              494,714
         2,700  Bear Stearns Companies, Inc.                            378,270
         5,900  Capital One Financial Corp.                             464,094
         3,500  Comerica, Inc.                                          199,220
         2,900  Compass Bancshares, Inc.                                165,242
        12,700  Countrywide Credit Industries, Inc.                     445,008
        14,300  Federal Home Loan Mortgage Corp.                        948,519
         2,700  First Horizon National Corp.                            102,627
         5,500  Golden West Financial Corp.                             424,875
         2,800  Legg Mason, Inc.                                        282,408
        11,200  Lehman Brothers Holdings, Inc.                          827,232
         4,700  Marshall & Ilsley Corp.                                 226,446
         9,400  Regions Financial Corp.                                 345,826
         8,500  SLM Corp.                                               441,830
         6,800  State Street Corp.                                      424,320
         7,400  SunTrust Banks, Inc.                                    571,872
         6,700  Synovus Financial Corp.                                 196,779
         5,500  T. Rowe Price Group, Inc.                               263,175
         2,200  Torchmark Corp.                                         138,842
        36,400  U.S. Bancorp                                          1,209,208
        32,900  Wachovia Corp.                                        1,835,820
        56,000  Wells Fargo & Co.                                     2,026,080
         2,300  Zions Bancorporation                                    183,563
                                                                     16,316,519
Industrials  (9.1%):
         2,100  Cooper Industries Ltd., Class A                         178,962
         3,300  Eaton Corp.                                             227,205
         6,300  Fedex Corp.                                             684,684
         8,400  Illinois Tool Works, Inc.                               377,160
         6,800  Ingersoll Rand Co.                                      258,264
         8,500  Norfolk Southern Corp.                                  374,425
         2,600  Parker Hannifin Corp.                                   202,098
         3,700  Rockwell International Corp.                            214,970
         1,400  Ryder System, Inc.                                       72,352
        22,300  United Parcel Service, Inc. Class B                   1,604,262
                                                                      4,194,382
Materials  (3.0%):
         2,400  Ball Corp.                                               97,080
        24,900  Boston Scientific Corp. (b)                             368,271
        19,000  Du Pont (E.I.) de Nemours & Co.                         813,960
         1,900  Eastman Chemical Co.                                    102,638
                                                                      1,381,949
Technology  (24.1%):
         2,700  Affiliated Computer Services, Inc.                      140,022
                (b)
         8,000  Alltel Corp.                                            444,000
         7,600  Analog Devices, Inc.                                    223,364
         4,900  Autodesk, Inc. (b)                                      170,422
         4,600  BMC Software, Inc. (b)                                  125,212
         1,757  Ciena Corp. (b)                                          47,882
       114,500  Cisco Systems, Inc. (b)                               2,633,500
         3,900  Citrix Systems, Inc. (b)                                141,219
         7,900  Compuware Corp. (b)                                      61,541
         4,300  Comverse Technology, Inc. (b)                            92,192
        46,400  Dell, Inc. (b)                                        1,059,776
        15,900  First Data Corp.                                        667,800
         7,100  Intuit, Inc. (b)                                        227,839
         3,800  Jabil Circuit, Inc.                                     108,566
        50,400  Motorola, Inc.                                        1,260,000
         7,000  Novell, Inc. (b)                                         42,840
         2,420  Parametric Technology Corp. (b)                          42,253
         4,300  PMC-Sierra, Inc. (b)                                     25,542
        34,300  Qualcomm, Inc.                                        1,246,805
        21,399  Symantec Corp. (b)                                      455,371
         1,800  Tektronix, Inc.                                          52,074
        31,900  Texas Instruments, Inc.                               1,060,675
         5,100  Verisign, Inc. (b)                                      103,020
        25,700  Yahoo, Inc. (b)                                         649,696
                                                                     11,081,611
Telecommunications  (2.0%):
         2,600  ADC Telecommunications, Inc. (b)                         39,000
         8,600  Avaya, Inc. (b)                                          98,384
        31,900  Corning, Inc. (b)                                       778,679
                                                                        916,063
Utilities  (3.9%):
         4,400  Ameren Corp.                                            232,276
         3,900  Constellation Energy Group                              230,880
         7,200  Dominion Resources, Inc.                                550,728
         3,900  DTE Energy Co.                                          161,889
        15,400  The Southern Co.                                        530,684
         6,927  Windstream Corp.                                         91,367
                                                                      1,797,824
TOTAL COMMON STOCKS (COST $40,569,916)                               43,923,728

CASH EQUIVALENT  (4.2%):
     1,917,999  Huntington Money Market Fund,                         1,917,999
                Interfund Shares *
TOTAL CASH EQUIVALENT (COST $1,917,999)                               1,917,999


TOTAL INVESTMENTS (COST $42,487,915) (a)   -   99.7%                 45,841,727
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.3%                        122,918
NET ASSETS   -   100.0%                                       $      45,964,645
____________
See Notes to Portfolio of Investments



HUNTINGTON MID CORP AMERICA FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)

    SHARES OR
    PRINCIPAL    SECURITY
    AMOUNT      DESCRIPTION                                               VALUE

COMMON STOCKS  (96.7%):
Consumer Discretionary  (14.5%):
        19,400  Abercrombie & Fitch Co., Class A              $       1,347,912
        30,900  AnnTaylor Stores Corp. (b)                            1,293,474
        21,000  Beazer Homes USA, Inc.                                  819,840
        16,200  BorgWarner, Inc.                                        926,154
        12,000  Boyd Gaming Corp.                                       461,280
        16,900  Brunswick Corp.                                         527,111
         9,540  Caremark Rx, Inc.                                       540,632
        16,400  Centex Corp.                                            862,968
         8,600  Cummins Engine, Inc.                                  1,025,378
        14,666  D. R. Horton, Inc.                                      351,251
         4,427  Fidelity National Title Group, Inc.,                     92,790
                Class A
        19,200  Hanover Insurance Group, Inc.                           856,896
         5,800  Harman International Industries,                        483,952
                Inc.
         4,000  Hilton Hotels Corp.                                     111,400
         3,673  Host Hotels & Resorts, Inc.                              84,222
         5,000  Intrawest Corp.                                         172,700
        22,500  Liz Claiborne, Inc.                                     888,975
        19,500  Mohawk Industries, Inc. (b)                           1,451,775
        27,800  NBTY, Inc. (b)                                          813,706
        40,000  Nordstrom, Inc.                                       1,692,000
         8,000  Pacific Sunwear of California, Inc.                     120,640
                (b)
         5,000  Polo Ralph Lauren Corp.                                 323,450
        66,000  Pulte Homes, Inc.                                     2,102,759
         8,000  Republic Services, Inc., Class A                        321,680
        37,200  Royal Caribbean Cruises Ltd.                          1,443,732
        27,500  Sonic Automotives, Inc.                                 634,975
         6,000  Starwood Hotels & Resorts                               343,140
                Worldwide, Inc.
        14,700  The Stanley Works                                       732,795
        10,000  UniFirst Corp.                                          312,400
        10,600  Whirlpool Corp.                                         891,566
         8,000  Wolverine World Wide, Inc.                              226,480
        31,800  Zales Corp. (b)                                         882,132
                                                                     23,140,165
Consumer Staples  (2.6%):
        31,200  Church & Dwight Co., Inc.                             1,220,232
        20,000  Constellation Brands, Inc. (b)                          575,600
         5,000  Molson Coors Brewing Co., Class B                       344,500
        20,700  Ralcorp Holding, Inc. (b)                               998,361
        18,900  Smithfield Foods, Inc. (b)                              510,678
        16,400  Supervalu, Inc.                                         486,260
                                                                      4,135,631
Energy  (10.0%):
        27,710  Apache Corp.                                          1,751,272
         4,500  Baker Hughes, Inc.                                      306,900
           900  BJ Services Co.                                          27,117
        62,700  Chesapeake Energy Corp.                               1,817,046
        39,644  Devon Energy Corp.                                    2,503,519
        11,300  Forest Oil Corp. (b)                                    356,967
        29,200  Helmerich & Payne, Inc.                                 672,476
            41  Hugoton Royalty Trust                                     1,080
         9,145  Mariner Energy, Inc. (b)                                167,994
        19,800  Murphy Oil Corp.                                        941,490
        78,754  Noble Energy, Inc.                                    3,590,394
        22,932  Occidental Petroleum Corp.                            1,103,259
           700  Patterson-Uti Energy, Inc.                               16,632
           800  Peabody Energy Corp.                                     29,424
         6,000  Smith International, Inc.                               232,800
        15,600  Suncor Energy, Inc. ADR                               1,123,980
           500  Sunoco, Inc.                                             31,095
        15,000  Unit Corp. (b)                                          689,550
        12,600  Weatherford International, Inc. (b)                     525,672
           700  XTO Energy, Inc.                                         29,491
                                                                     15,918,158
Financials  (18.7%):
        28,500  Allied Capital Corp.                                    860,985
        17,900  AMBAC Financial Group, Inc.                           1,481,225
        14,600  Amcore Financial, Inc.                                  442,234
        26,200  AmeriCredit Corp. (b)                                   654,738
        21,200  BancorpSouth, Inc.                                      588,512
        12,400  Bear Stearns Companies, Inc.                          1,737,240
        18,818  BOK Financial Corp.                                     989,827
        25,875  Chittenden Corp.                                        742,354
         3,000  CIT Group, Inc.                                         145,890
        26,900  City National Corp.                                   1,803,913
        30,200  Compass Bancshares, Inc.                              1,720,796
        25,300  Fidelity National Financial, Inc.                     1,053,745
        24,200  First American Financial Corp.                        1,024,628
        34,200  First Horizon National Corp.                          1,299,942
        17,000  FirstMerit Corp.                                        393,890
         7,372  Fulton Financial Corp.                                  119,353
         4,000  Genworth Financial Inc.                                 140,040
        23,250  Legg Mason, Inc.                                      2,344,994
        13,300  M & T Bank Corp.                                      1,595,468
        31,400  MoneyGram International, Inc.                           912,484
        22,100  Nationwide Financial Services, Inc.                   1,063,010
        62,250  Old Republic International Corp.                      1,378,838
        26,000  PMI Group, Inc.                                       1,139,060
        30,900  Protective Life Corp.                                 1,413,675
         6,000  T. Rowe Price Group, Inc.                               287,100
        32,800  TCF Financial Corp.                                     862,312
        14,749  TD Banknorth, Inc.                                      425,951
        26,700  Torchmark Corp.                                       1,685,037
         7,076  Toronto-Dominion Bank                                   418,475
        21,000  Wilmington Trust Corp.                                  935,550
                                                                     29,661,266
Health Care  (11.4%):
        50,000  AmerisourceBergen Corp.                               2,260,000
        26,100  Barr Laboratories, Inc. (b)                           1,355,634
         8,300  Cephalon, Inc. (b)                                      512,525
        38,775  Coventry Health Care, Inc. (b)                        1,997,688
         8,000  Dentsply International, Inc.                            240,880
        27,800  Invitrogen Corp. (b)                                  1,762,798
        29,800  Lincare Holdings, Inc. (b)                            1,032,272
        73,725  Mylan Laboratories, Inc.                              1,484,084
        23,500  Omnicare, Inc.                                        1,012,615
        22,200  Owens & Minor, Inc.                                     730,158
        36,000  Pediatrix Medical Group, Inc. (b)                     1,641,600
        50,000  Respironics, Inc. (b)                                 1,930,500
        35,300  Thermo Electron Corp. (b)                             1,388,349
        24,755  Viasys Healthcare, Inc. (b)                             674,326
         6,000  Watson Pharmaceutical, Inc. (b)                         157,020
                                                                     18,180,449
Industrials  (12.4%):
         9,600  Alliant Techsystems, Inc. (b)                           778,176
        23,636  Banta Corp.                                           1,125,074
        10,000  Chaparral Steel Co. (b)                                 340,600
        23,600  Cooper Industries Ltd., Class A                       2,011,192
        16,000  Elbit Systems Ltd.                                      476,320
         3,000  G & K Services, Inc., Class A                           109,290
        40,700  Griffon Corp. (b)                                       971,509
        22,000  Insituform Technologies, Inc., Class                    534,160
                A (b)
        27,000  Kennametal, Inc.                                      1,529,550
        39,000  L-3 Communications Corp.                              3,054,870
         6,000  Oshkosh Truck Corp.                                     302,820
        28,800  Pall Corp.                                              887,328
        15,600  Parker Hannifin Corp.                                 1,212,588
        32,800  Precision Castparts Corp.                             2,071,648
         7,000  R.R. Donnelley & Sons Co.                               230,720
         3,000  Rockwell International Corp.                            174,300
        21,000  Ryder System, Inc.                                    1,085,280
        21,500  Teleflex, Inc.                                        1,196,260
        10,000  Textron, Inc.                                           875,000
        16,600  Thomas & Betts Corp. (b)                                791,986
                                                                     19,758,671
Materials  (4.8%):
        20,700  Albemarle Corp.                                       1,124,631
        22,200  AptarGroup, Inc.                                      1,129,536
         6,000  Ball Corp.                                              242,700
         6,200  Bemis Co.                                               203,732
         8,000  Cymer, Inc. (b)                                         351,280
        27,700  Cytec Industries, Inc.                                1,539,843
         1,089  Eagle Materials, Inc.                                    36,678
         6,600  Ferro Corp.                                             117,348
         7,000  FMC Corp.                                               448,490
        18,800  Lubrizol Corp.                                          859,724
         3,000  Minerals Technologies, Inc.                             160,200
        18,300  Pactiv Corp. (b)                                        520,086
         6,000  Schnitzer Steel Industries, Inc.                        189,240
         5,000  Texas Industries, Inc.                                  260,300
        10,000  The Scotts Co.                                          444,900
                                                                      7,628,688
Technology  (16.1%):
       125,333  Activision, Inc. (b)                                  1,892,528
        14,300  Affiliated Computer Services, Inc.                      741,598
                (b)
        11,000  Amdocs, Ltd. (b)                                        435,600
           434  Avid Technology, Inc. (b)                                15,806
        10,000  Avocent Corp (b)                                        301,200
         8,925  Benchmark Electronics, Inc. (b)                         239,904
         6,000  Cognos, Inc. (b)                                        219,000
        13,100  Coherent, Inc. (b)                                      454,046
         4,600  Electronic Arts, Inc. (b)                               256,128
         3,000  Fiserv, Inc. (b)                                        141,270
        18,928  Fisher Scientific International, Inc.                 1,480,927
                (b)
        13,600  FLIR Systems, Inc. (b)                                  369,376
        40,000  Forrester Research, Inc. (b)                          1,052,400
         3,000  Genzyme Corp. (b)                                       202,410
        33,000  Harris Corp.                                          1,468,170
        24,400  Imation Corp.                                           979,660
        31,000  Integrated Device Technology, Inc.                      497,860
                (b)
        16,000  Intergraph Corp. (b)                                    686,080
        12,400  International Rectifier Corp. (b)                       432,016
        12,000  Intersil Corp., Class A                                 294,600
        10,000  Intuit, Inc. (b)                                        320,900
        13,000  Jabil Circuit, Inc.                                     371,410
        29,000  JDA Software Group, Inc. (b)                            447,180
         7,000  Kla-Tencor Corp.                                        311,290
         9,000  LAM Research Corp. (b)                                  407,970
        11,000  MEMC Electronic Materials, Inc. (b)                     402,930
         3,000  Microchip Technology, Inc.                               97,260
        25,000  Micron Technology, Inc. (b)                             435,000
        11,000  Molex, Inc.                                             428,670
        30,800  NCR Corp. (b)                                         1,215,984
         6,000  NVIDIA Corp. (b)                                        177,540
        50,000  ON Semiconductor Corp. (b)                              294,000
        58,400  Paxar Corp. (b)                                       1,166,832
        17,200  Progress Software Corp. (b)                             447,200
        11,968  SafeNet, Inc. (b)                                       217,698
        37,300  Sandisk Corp. (b)                                     1,997,042
        32,000  Sybase, Inc. (b)                                        775,680
        89,600  Symantec Corp. (b)                                    1,906,688
        14,000  Symmetricom, Inc. (b)                                   112,980
         7,500  THQ, Inc. (b)                                           218,775
        20,700  Trimble Navigation Ltd. (b)                             974,556
        19,500  Varian Semiconductor Equipment                          715,650
                Associates, Inc. (b)
                                                                     25,603,814
Telecommunications  (0.7%):
        12,000  CenturyTel, Inc.                                        476,040
        50,000  Sycamore Networks, Inc. (b)                             189,000
         9,000  Telus Corp.                                             503,730
                                                                      1,168,770
Utilities  (5.5%):
        12,000  AGL Resources, Inc.                                     438,000
         9,266  Allete, Inc.                                            402,608
        15,500  Atmos Energy Corp.                                      442,525
         8,000  Constellation Energy Group                              473,600
        34,800  Energy East Corp.                                       825,456
         9,000  KeySpan Corp.                                           370,260
        60,750  MDU Resources Group, Inc.                             1,357,155
        27,900  National Fuel Gas Co.                                 1,014,165
         9,500  New Jersey Resources Corp.                              468,350
        35,500  Questar Corp.                                         2,902,835
                                                                      8,694,954
TOTAL COMMON STOCKS (COST $93,204,206)                              153,890,566

CASH EQUIVALENT  (1.7%):
     2,643,910  Huntington Money Market Fund,                         2,643,910
                Interfund Shares *
TOTAL CASH EQUIVALENT (COST $2,643,910)                               2,643,910

MUTUAL FUNDS  (1.6%):
Exchange Traded Funds  (1.6%):
        18,000  iShares S&P Midcap 400                                1,355,940
         9,000  MidCap SPDR Trust Series 1 Index                      1,240,110
                Fund
TOTAL MUTUAL FUNDS (COST $1,506,600)                                  2,596,050





SHORT -TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (22.5%):
Mutual Funds (19.0%):
    30,240,909  Institutional Money Market Trust Fund                30,240,909
                                                                     30,240,909
Certificate of Deposit (1.1%)
     1,820,422  HSH Nordbank, 5.280% 10/30/06                         1,820,422
                                                                      1,820,422
Time Deposits (0.3%):
      $426,600  Societe Generale  5.312%, 10/2/06                       426,600
                                                                        426,600
Variable Rate Obligations (2.1%):
     1,842,908  Bear Stearns Floating Rate Note, 5.435% 10/2/06       1,842,908
       531,151  Citigroup, 5.320%, 12/31/14                             531,151
       946,486  Morgan Stanley & Co.,5.435%, 4/5/07                     946,486
                                                                      3,320,545
TOTAL SHORT - TERM SECURITIES HELD AS COLLATERAL
FOR SECURITIES LENDING (COST $35,808,476)                            35,808,476
TOTAL INVESTMENTS (COST $133,163,192) (a)   -   122.5%              194,939,002
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (22.5)%                (35,815,301)
NET ASSETS   -   100.0%                                       $     159,123,701
____________
See Notes to Portfolio of Investments



HUNTINGTON NEW ECONOMY FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)

     SHARES OR
     PRINCIPAL    SECURITY
      AMOUNT     DESCRIPTION                                            VALUE

COMMON STOCKS  (99.3%):
Consumer Discretionary  (15.2%):
        31,070  AAR Corp. (b)                                 $         740,709
        28,500  Alderwoods Group, Inc. (b)                              565,155
        18,300  Alliance Atlantis Communications,                       567,300
                Inc. (b)
         7,900  American Eagle Outfitters, Inc.                         346,257
        10,260  Aon Corp.                                               347,506
         8,600  Autoliv, Inc.                                           473,946
         6,100  AutoNation, Inc. (b)                                    127,490
         1,900  Black & Decker Corp.                                    150,765
        12,600  Brookfield Asset Management, Inc.                       558,684
        22,400  Brown Shoe Co., Inc.                                    802,816
         8,000  Burlington Northern Santa Fe Corp.                      587,520
        17,200  Caremark Rx, Inc.                                       974,724
        20,000  Casey's General Stores, Inc.                            445,400
        12,610  Cash America International, Inc.                        492,799
        16,000  Circuit City Stores, Inc.                               401,760
        23,066  Donegal Group, Inc., Class A                            466,395
           899  Fidelity National Title Group, Inc.,                     18,843
                Class A
         1,835  Harrah's Entertainment, Inc.                            121,899
        33,597  Host Hotels & Resorts, Inc.                             770,379
        26,600  Innkeepers USA Trust                                    433,314
        11,300  J.C. Penney Co., Inc.                                   772,807
        15,000  Kendle International, Inc. (b)                          480,300
         9,100  Longs Drug Stores Corp.                                 418,691
        17,150  SCPIE Holdings, Inc. (b)                                403,711
         2,200  Sears Holdings Corp. (b)                                347,798
        29,730  The Pantry, Inc. (b)                                  1,675,879
        11,350  Trammell Crow Co. (b)                                   414,389
        38,900  United Rentals, Inc. (b)                                904,425
        10,500  W.R. Berkley Corp.                                      371,595
         3,500  YUM! Brands, Inc.                                       182,175
                                                                     15,365,431
Consumer Staples  (6.7%):
        44,440  Archer-Daniels-Midland Co.                            1,683,387
        16,600  Constellation Brands, Inc. (b)                          477,748
        15,600  CVS Corp.                                               501,072
        18,000  Flowers Foods, Inc.                                     483,840
        27,640  Reynolds American, Inc.                               1,712,851
        70,500  Spartan Stores, Inc.                                  1,191,450
        48,360  Wild Oats Markets, Inc. (b)                             781,981
                                                                      6,832,329
Energy  (7.1%):
         7,500  Baker Hughes, Inc.                                      511,500
        24,600  Baytex Energy Trust                                     514,386
        13,300  Chesapeake Energy Corp.                                 385,434
         8,184  ConocoPhillips                                          487,194
        12,500  Energy Transfer Partners, L.P.                          579,125
        12,400  Grand Prideco, Inc. (b)                                 471,572
        12,000  Holly Corp.                                             519,960
         5,400  Hydril (b)                                              302,724
         2,165  Marathon Oil Corp.                                      166,489
        29,900  Methanex Corp.                                          727,765
         6,400  Occidental Petroleum Corp.                              307,904
         5,500  Transocean Sedco Forex, Inc. (b)                        402,765
         6,500  Unit Corp. (b)                                          298,805
         9,682  Valero Energy Corp.                                     498,333
        10,800  W-H Energy Services, Inc. (b)                           447,876
         3,175  Weatherford International, Inc. (b)                     132,461
         9,554  XTO Energy, Inc.                                        402,510
                                                                      7,156,803
Financials  (10.4%):
         1,500  Advanta Corp., Class A                                   50,955
        25,200  American Real Estate Partners LP                      1,333,080
        14,400  Assurant, Inc.                                          769,104
        34,100  CB Richard Ellis Group, Inc. (b)                        838,860
         9,600  CBL & Associates Properties, Inc.                       402,336
        13,100  Countrywide Credit Industries, Inc.                     459,024
        11,200  Credicorp Ltd.                                          470,176
        19,340  Felcor Lodging Trust, Inc.                              387,767
         5,142  Fidelity National Financial, Inc.                       214,164
         5,100  First American Financial Corp.                          215,934
        14,100  First Marblehead Corp.                                  976,566
         6,150  First Republic Bancorp, Inc.                            261,744
         3,000  Golden West Financial Corp.                             231,750
        10,990  Intervest Bancshares Corp. (b)                          478,724
         9,800  Jones Lang LaSalle, Inc.                                837,704
         9,950  Nelnet, Inc. (b)                                        305,863
        13,800  Philadelphia Consolidated Holdings                      548,964
                Corp. (b)
         6,800  Progressive Corp.                                       166,872
         1,600  Safety Insurance Group, Inc.                             77,856
         7,300  Shinhan Financial Group Co., Ltd.                       655,540
                ADR
         7,560  Sovereign Bancorp                                       162,616
        12,755  Wachovia Corp.                                          711,729
                                                                     10,557,328
Health Care  (11.4%):
        13,200  Aetna, Inc.                                             522,060
         6,100  Becton, Dickinson & Co.                                 431,087
        20,900  Community Health Care, Inc. (b)                         780,615
        11,100  Coventry Health Care, Inc. (b)                          571,872
        12,600  Dade Behring Holdings, Inc.                             506,016
         9,800  Dentsply International, Inc.                            295,078
         9,300  Genesis Healthcare Corp. (b)                            442,959
        14,300  Humana, Inc. (b)                                        945,087
        16,600  ImClone Systems, Inc.* (b)                              470,112
        23,600  inVentiv Health, Inc. (b)                               755,908
        24,200  King Pharmaceuticals, Inc. (b)                          412,126
        10,300  Laboratory Corporation of America                       675,371
                Holdings (b)
        15,500  Magellan Health Services, Inc. (b)                      660,300
        17,400  Merck & Co., Inc.                                       729,060
        11,000  Pediatrix Medical Group, Inc. (b)                       501,600
        10,200  Quest Diagnostics, Inc.                                 623,832
        23,000  Sierra Health Services, Inc. (b)                        870,320
        12,700  Thermo Electron Corp. (b)                               499,491
        10,800  Wellpoint, Inc. (b)                                     832,140
                                                                     11,525,034
Industrials  (19.1%):
        20,400  A.O. Smith Corp.                                        804,372
        13,200  Aleris International, Inc. (b)                          667,128
        13,200  AMERCO (b)                                              978,780
        13,230  Ameron International Corp.                              879,001
        76,720  ASE Test Ltd. (b)                                       655,189
        11,800  Canadian Pacific Railway Ltd.                           586,932
        20,400  Dollar Thrifty Automotive Group,                        909,228
                Inc. (b)
        15,500  FirstService Corp. (b)                                  369,210
         8,300  Flowserve Corp. (b)                                     419,897
        25,700  Gardner Denver, Inc. (b)                                850,156
        15,100  Genlyte Group, Inc. (b)                               1,075,120
        15,000  Hornbeck Offshore Services, Inc.                        502,500
                (b)
         4,000  L-3 Communications Corp.                                313,320
        17,000  Laidlaw International, Inc.                             464,610
        20,400  Manitowoc Co.                                           913,716
        75,400  Mentor Graphics Corp. (b)                             1,061,632
        24,000  Mobile Mini, Inc. (b)                                   681,840
        26,100  Old Dominion Freight Line, Inc. (b)                     783,783
         4,950  PACCAR, Inc.                                            282,249
        10,400  Precision Castparts Corp.                               656,864
        17,000  Rofin-Sinar Technologies, Inc. (b)                    1,033,090
        16,600  Ryder System, Inc.                                      857,888
        33,100  Swift Transportation Co., Inc. (b)                      785,132
        22,100  Terex Corp. (b)                                         999,362
         7,200  Timken Co.                                              214,416
        24,410  Trinity Industries, Inc.                                785,270
         7,700  Ventas, Inc.                                            296,758
        11,000  West Corp. (b)                                          531,300
                                                                     19,358,743
Materials  (10.7%):
        25,900  Belden CDT, Inc.                                        990,157
        19,360  Commercial Metals Co.                                   393,589
        20,600  Encore Wire Corp. (b)                                   726,974
        30,200  General Cable Corp. (b)                               1,153,942
         3,100  INCO Ltd.                                               236,437
         8,300  NS Group, Inc. (b)                                      535,765
        13,200  Nucor Corp.                                             653,268
        14,330  Olympic Steel, Inc.                                     356,244
         9,740  Oregon Steel Mills, Inc. (b)                            475,994
         8,000  Phelps Dodge Corp.                                      677,600
        12,900  Pool Corp.                                              496,650
         9,000  Reliance Steel & Aluminum Co.                           289,260
         9,600  RTI International Metals, Inc. (b)                      418,368
         5,900  Southern Copper Corp                                    545,750
        32,100  Superior Essex Inc. (b)                               1,099,425
        39,080  Technitrol, Inc.                                      1,166,537
        11,300  United States Steel Corp.                               651,784
                                                                     10,867,744
Technology  (11.8%):
        19,700  Anixter International, Inc.                           1,112,459
        11,900  Ansys, Inc. (b)                                         525,742
        58,600  Arris Group, Inc. (b)                                   671,556
        33,860  Commscope, Inc. (b)                                   1,112,640
        59,900  Emdeon Corp. (b)                                        701,429
        15,160  Hewlett Packard Co.                                     556,220
        72,080  iGATE Corp. (b)                                         356,075
        11,600  Itron, Inc. (b)                                         647,280
        19,000  Komag, Inc. (b)                                         607,240
        22,000  LAM Research Corp. (b)                                  997,260
        12,200  NCR Corp. (b)                                           481,656
        36,800  NVIDIA Corp. (b)                                      1,088,912
       200,980  Safeguard Scientifics, Inc. (b)                         393,921
        22,000  SBA Communications Corp. (b)                            535,260
        40,160  Stellent, Inc.                                          435,334
        53,040  Sykes Enterprises, Inc. (b)                           1,079,364
        50,670  TTM Technologies, Inc. (b)                              592,839
        42,800  Viscount Systems, Inc. (b)                               11,984
                                                                     11,907,171
Telecommunications  (5.7%):
        12,500  America Movil SA de CV ADR,                             492,125
                Series L
        26,097  American Tower Corp., Class A (b)                       952,541
         7,500  AT&T, Inc.                                              244,200
        30,300  InterDigital Communications Corp.*                    1,033,230
                (b)
        64,390  Qwest Communications                                    561,481
                International, Inc. (b)
       107,300  RealNetworks, Inc. (b) (c) (b)                        1,138,452
         5,000  Telephone & Data Systems, Inc.                          204,250
                Special Shares
        12,400  Telus Corp.                                             694,028
        25,050  Time Warner Telecom, Inc. Class A                       476,201
                (b)
                                                                      5,796,508
Utilities  (1.2%):
        25,000  AES Corp. (b)                                           509,750
        17,000  Allegheny Energy, Inc. (b)                              682,890
                                                                      1,192,640
TOTAL COMMON STOCKS (COST $80,182,652)                              100,559,731

CASH EQUIVALENT  (0.7%):
       793,915  Huntington Money Market Fund,                           793,915
                Interfund Shares *
TOTAL CASH EQUIVALENT (COST $793,915)                                   793,915

SHORT -TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (18.1%):
Mutual Funds (17.8%):
    18,007,059  Institutional Money Market Trust Fund                18,007,059
                                                                     18,007,059
Time Deposits (0.0%):
       $16,005  Societe Generale  5.312%, 10/2/06                        16,005
                                                                         16,005
Variable Rate Obligations (0.3%):
       343,060  Citigroup, Inc., 5.320% 12/31/14                        343,060
                                                                        343,060
TOTAL SHORT - TERM SECURITIES HELD AS COLLATERAL
FOR SECURITIES LENDING (COST $18,366,124)                            18,366,124


TOTAL INVESTMENTS (COST $99,342,691) (a)   -   118.1%               119,719,770
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (18.1)%                (18,422,984)
NET ASSETS   -   100.0%                                       $     101,296,786
____________
See Notes to Portfolio of Investments



HUNTINGTON ROTATING MARKETS FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)


                SECURITY
        SHARES DESCRIPTION                                               VALUE

MUTUAL FUNDS  (96.0%):
        17,963  DIAMONDS Trust Series I Index Fund            $       2,097,719
        50,373  iShares Dow Jones Select Dividend                     3,341,241
                Index Fund
        21,700  iShares Dow Jones U.S. Consumer                       1,229,956
                Goods Sector Index Fund
        11,600  iShares Dow Jones U.S. Financial                      1,287,600
                Sector Index Fund
        48,100  iShares Dow Jones U.S.                                1,329,484
                Telecommunications Sector Index
                Fund
        79,656  iShares EAFE Index Fund                               5,396,693
        30,150  iShares MSCI Canada Index Fund                          723,600
        48,843  iShares MSCI EMU Index Fund                           4,602,964
        12,200  iShares MSCI France Index Fund                          384,544
        15,100  iShares MSCI Germany Index Fund                         363,155
        20,286  iShares MSCI Hong Kong Index                            288,467
                Fund
        25,783  iShares MSCI Italy Index Fund                           785,866
         4,900  iShares MSCI Pacific ex-Japan                           543,655
                Index Fund
        80,691  iShares MSCI United Kingdom Index                     1,766,326
                Fund
        62,513  iShares Russell 1000 Index Fund                       4,513,439
        11,800  iShares Russell 1000 Value Fund                         909,544
        14,134  iShares Russell 3000 Value Index                      1,419,902
                Fund
        23,460  iShares Russell Midcap Value Index                    3,193,610
                Fund
         8,635  iShares S&P Europe 350 Index                            834,227
                Fund
        15,700  iShares S&P Global 100 Index Fund                     1,104,024
        17,016  iShares S&P Small Cap 600 Index                       1,042,911
                Fund
        17,344  MidCap SPDR Trust Series 1 Index                      2,389,830
                Fund
        48,400  Rydex S&P Equal Weight Index                          2,149,928
                Fund
TOTAL MUTUAL FUNDS (COST $33,548,748)                                41,698,685

CASH EQUIVALENT  (3.6%):
     1,545,385  Huntington Money Market Fund,                         1,545,385
                Interfund Shares *
TOTAL CASH EQUIVALENT (COST $1,545,385)                               1,545,385

TOTAL INVESTMENTS (COST $35,094,133) (a)   -   99.6%                 43,244,070
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.4%                        175,790
NET ASSETS   -   100.0%                                       $      43,419,860
____________
See Notes to Portfolio of Investments


HUNTINGTON SITUS SMALL CAP FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)

     SHARES OR
     PRINCIPAL    SECURITY
      AMOUNT     DESCRIPTION                                               VALUE

COMMON STOCKS  (98.9%):
AUSTRALIA  (0.4%):
Industrials  (0.4%):
        25,000  Orica Ltd.                                    $         418,560
CAYMAN ISLANDS  (2.6%):
Consumer Discretionary  (2.6%):
        40,000  Garmin Ltd.                                           1,951,201
        52,800  Scottish RE Group Ltd.                                  573,936
                                                                      2,525,137
                                                                      2,525,137
CHILE  (0.3%):
Materials  (0.3%):
         2,400  Sociedad Quimica y Minera de Chile                      276,240
                SA ADR
DENMARK  (0.8%):
Energy  (0.3%):
        10,500  Vestas Wind Systems A/S (b)                             280,405
Health Care  (0.5%):
         6,800  Novozymes A/S, Class B                                  518,762
                                                                        799,167
FINLAND  (0.9%):
Industrials  (0.9%):
         9,100  Cargotec Corp., Class B                                 385,017
         9,400  Kone Oyj, Class B                                       455,871
                                                                        840,888
                                                                        840,888
GERMANY  (1.5%):
Consumer Staples  (0.8%):
        10,000  Douglas Holding AG                                      467,598
         7,734  Fielmann AG                                             367,721
                                                                        835,319
Health Care  (0.7%):
        12,700  Stada Arzneimittel AG                                   650,209
                                                                      1,485,528
HONG KONG  (0.5%):
Consumer Discretionary  (0.5%):
        91,000  Television Broadcasts Ltd.                              490,604
IRELAND  (0.6%):
Consumer Staples  (0.6%):
        25,000  Kerry Group PLC                                         592,740
ITALY  (0.5%):
Energy  (0.5%):
        22,200  Saipem SPA                                              482,443
JAPAN  (1.5%):
Consumer Discretionary  (0.0%):
            90  Hokuto Corp.                                              1,494
Consumer Staples  (0.1%):
        14,000  Fuji Oil Co. Ltd.                                       126,712
Health Care  (0.8%):
        33,000  Tanabe Seiyaku Co. Ltd.                                 413,512
        10,900  Terumo Corp.                                            413,445
                                                                        826,957
Industrials  (0.3%):
        13,600  Sato Corp.                                              273,474
Technology  (0.3%):
        32,000  Furuno Electric Co. Ltd.                                284,481
                                                                      1,513,118
SINGAPORE  (0.7%):
Consumer Staples  (0.7%):
        74,000  Asia Pacific Breweries Ltd.                             708,357
SPAIN  (0.7%):
Technology  (0.7%):
        23,000  Prosegur Compania de Seguridad                          690,545
                SA
SWEDEN  (0.5%):
Consumer Discretionary  (0.5%):
        28,000  Haldex AB                                               538,925
SWITZERLAND  (0.5%):
Consumer Staples  (0.5%):
            22  Lindt & Spruengli AG                                    524,438
UNITED KINGDOM  (1.0%):
Consumer Staples  (0.4%):
        31,188  Bunzl PLC                                               390,317
Technology  (0.6%):
       179,000  Halma PLC                                               640,052
                                                                      1,030,369
UNITED STATES  (85.5%):
Consumer Discretionary  (10.0%):
        30,000  AnnTaylor Stores Corp. (b)                            1,255,800
        49,900  Audiovox Corp., Class A (b)                             694,608
        54,050  Brunswick Corp.                                       1,685,820
        10,500  Columbia Sportswear Co. (b)                             586,215
        17,050  Fossil, Inc. (b)                                        367,257
         5,362  MDC Holdings, Inc.                                      249,065
        14,200  Polo Ralph Lauren Corp.                                 918,598
        23,850  RENT-A-CENTER, Inc. (b)                                 698,567
        67,000  ScanSource, Inc. (b)                                  2,032,109
         7,200  Thor Industries, Inc.                                   296,424
        45,600  Urban Outfitters, Inc. (b)                              806,664
        21,900  West Marine, Inc. (b)                                   306,600
                                                                      9,897,727
Consumer Staples  (1.8%):
        37,977  Fresh Del Monte Produce, Inc.                           660,420
        40,500  Performance Food Group Co. (b)                        1,137,645
                                                                      1,798,065
Energy  (10.4%):
         7,000  Atwood Oceanics, Inc. (b)                               314,790
        21,700  CARBO Ceramics, Inc.                                    781,851
        55,200  Denbury Resources, Inc. (b)                           1,595,280
         7,600  Dril-Quip, Inc. (b)                                     514,368
        61,500  Headwaters, Inc. (b)                                  1,436,025
        13,200  Houston Exploration Co. (b)                             727,980
         1,463  Hugoton Royalty Trust                                    38,550
        14,500  Hydril Co. (b)                                          812,870
        26,400  Newfield Exploration Co. (b)                          1,017,456
        12,000  Oceaneering International, Inc. (b)                     369,600
        20,000  Pacific Ethanol, Inc. (b)                               280,800
         7,000  Swift Energy Co. (b)                                    292,740
        16,500  Veritas DGC, Inc. (b)                                 1,086,030
        22,554  XTO Energy, Inc.                                        950,200
                                                                     10,218,540
Financials  (10.5%):
        27,600  Arch Capital Group Ltd. (b)                           1,752,324
        35,000  Bancshares of Florida, Inc (b)                          737,800
        20,204  BB&T Corp.                                              884,531
        15,800  CBL & Associates Properties, Inc.                       662,178
        55,400  Colonial Bancgroup, Inc.                              1,357,300
        37,300  Cullen/Frost Bankers, Inc.                            2,156,687
        15,000  Equity One, Inc.                                        359,550
         8,000  Healthcare Realty Trust, Inc.                           307,280
        10,900  HRPT Properties Trust                                   130,255
        10,841  SCBT Financial Corp.                                    405,453
        14,488  TD Banknorth, Inc.                                      418,413
        18,800  WSFS Financial Corp.                                  1,169,172
                                                                     10,340,943
Health Care  (11.8%):
        20,000  Advanced Medical Optics, Inc. (b)                       791,000
        70,000  Albany Molecular Research (b)                           655,200
        30,500  Bio-Rad Laboratories, Inc., Class A                   2,157,265
                (b)
        49,600  Cerner Corp. (b)                                      2,251,840
        43,700  Edwards Lifesciences Corp. (b)                        2,035,983
        30,000  Kindred Healthcare, Inc. (b)                            891,900
        53,100  Mentor Corp.                                          2,675,709
         9,300  Par Pharmaceutical, Inc. (b)                            169,632
Heavy Construction (0.4%):
        11,336  Helix Energy Solutions Group Inc                        378,622
                (b)
                                                                     11,628,529
Industrials  (16.9%):
        13,000  Alliant Techsystems, Inc. (b)                         1,053,780
        20,000  American Woodmark Corp.                                 673,800
        61,000  Armor Holdings, Inc. (b)                              3,497,130
         8,600  Banta Corp.                                             409,360
        16,900  CDI Corp.                                               349,999
        45,000  ElkCorp                                               1,221,750
        50,000  Jacobs Engineering Group, Inc. (b)                    3,736,500
        34,400  Precision Castparts Corp.                             2,172,704
        10,000  Ryder System, Inc.                                      516,800
        12,700  Timken Co.                                              378,206
        41,400  Universal Forest Products, Inc.                       2,030,670
        28,750  Werner Enterprises, Inc.                                537,913
                                                                     16,578,612
Materials  (8.1%):
        17,000  Albemarle Corp.                                         923,610
        20,000  Commercial Metals Co.                                   406,600
        68,900  Florida Rock Industries                               2,667,119
        10,850  Quanex Corp.                                            329,298
        38,500  RTI International Metals, Inc. (b)                    1,677,830
        27,300  Steel Technologies, Inc.                                535,899
        33,000  The Scotts Co., Class A                               1,468,170
                                                                      8,008,526
Technology  (12.8%):
        27,000  Black Box Corp.                                       1,050,840
        23,000  Compuware Corp. (b)                                     179,170
        27,000  eSPEED, Inc., Class A (b)                               248,400
        94,000  Global Imaging Systems, Inc. (b)                      2,074,579
        23,300  Hutchinson Technology, Inc. (b)                         489,999
        39,150  Imation Corp.                                         1,571,873
        28,200  Intergraph Corp. (b)                                  1,209,216
        60,600  Methode Electronics, Inc.                               576,306
        50,000  Red Hat, Inc. (b)                                     1,054,000
        60,900  Standard Microsystems Corp. (b)                       1,730,778
        30,000  StarTek, Inc.                                           374,100
        13,144  Tektronix, Inc.                                         380,256
        47,900  Transaction Systems Architects,                       1,643,928
                Inc. (b)
                                                                     12,583,445
Telecommunications  (0.7%):
        39,000  General Communication, Inc., Class                      483,210
                A (b)
        15,000  Xm Satellite Radio Holdings, Inc.                       193,350
                (b)
                                                                        676,560
Utilities  (2.5%):
        29,900  Hawaiian Electric Industries, Inc.                      809,094
        10,100  Northwest Natural Gas Co.                               396,728
        50,500  UGI Corp.                                             1,234,725
                                                                      2,440,547
                                                                     84,550,116
TOTAL COMMON STOCKS (COST $75,049,532)                               97,467,175

CASH EQUIVALENT  (1.0%):
       972,494  Huntington Money Market Fund,                           972,494
                Interfund Shares *
TOTAL CASH EQUIVALENT (COST $972,494)                                   972,494

SHORT -TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (12.3%):
Mutual Funds (12.3%):
    12,148,535  Institutional Money Market Trust Fund                12,148,535
                                                                     12,148,535
TOTAL SHORT - TERM SECURITIES HELD AS COLLATERAL
FOR SECURITIES LENDING (COST $12,148,535)                            12,148,535


TOTAL INVESTMENTS (COST $88,170,561) (a)   -   112.2%               110,588,204
LIABILITIES IN EXCESS OF OTHER ASSETS  -   (12.2)%                 (12,034,921)
NET ASSETS   -   100.0%                                       $      98,553,283
____________
See Notes to Portfolio of Investments



HUNTINGTON FIXED INCOME SECURITIES FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)

    SHARES OR
    PRINCIPAL    SECURITY
     AMOUNT      DESCRIPTION                                               VALUE

CORPORATE BONDS  (36.3%):
Consumer Discretionary  (3.5%):
     1,000,000  Carlisle Cos., Inc., 7.250%,                  $       1,002,567
                1/15/07
     1,000,000  E.W. Scripps Co., 6.625%,                             1,005,071
                10/15/07
     1,500,000  Hanson PLC, 7.875%, 9/27/10                           1,615,259
     2,500,000  Tandy Corp., 6.950%, 9/1/07                           2,518,982
                                                                      6,141,879
Consumer Staples  (0.6%):
     1,000,000  The Reynold & Reynolds Co.,                             998,421
                7.000%, 12/15/06
Energy  (0.6%):
     1,000,000  Kinder Morgan Energy Partners,                        1,017,062
                6.800%, 3/1/08
Financials  (16.6%):
     2,000,000  American General Finance Corp.,                       1,966,758
                4.625%, 5/15/09
     1,000,000  American International Group,                         1,050,671
                6.250%, 5/1/36
     1,000,000  First Tennessee Bank, 6.400%,                         1,014,862
                4/1/08
     2,000,000  General Electric Global Insurance                     2,144,054
                Holdings Corp., 7.500%, 6/15/10
     1,000,000  Household Financial Corp., 5.750%,                    1,001,221
                1/30/07
     2,000,000  HSBC Finance Corp., 5.625%,                           1,882,762
                6/15/20
     1,000,000  Key Bank, 4.412%, 3/18/08                               987,912
     3,000,000  Lehman Brothers Holdings, 7.000%,                     3,062,342
                2/1/08
     1,000,000  Lincoln National Corp., 4.750%,                         950,898
                2/15/14
     3,000,000  MBNA America Bank Corp. N.A.,                         3,280,235
                7.125%, 11/15/12
     1,000,000  Metlife, Inc., 5.000%, 11/24/13                         972,240
     2,000,000  Metlife, Inc., 5.700%, 6/15/35                        1,943,414
     1,000,000  Morgan Stanley Dean Witter & Co.,                     1,072,746
                6.750%, 10/15/13
     1,180,000  Protective Life Insurance Trust,                      1,144,263
                4.000%, 10/7/09
     2,050,000  RenaissanceRe Holdings Ltd.,                          2,059,754
                5.875%, 2/15/13
     3,000,000  Salomon Smith Barney Holdings                         3,049,566
                Co., 6.500%, 2/15/08
     1,000,000  SunAmerica, Inc., 6.750%, 10/1/07                     1,013,553
     1,000,000  Washington Mutual Bank, 5.950%,                       1,020,786
                5/20/13
                                                                     29,618,037
Health Care  (2.2%):
     1,400,000  Allegiance Corp., 7.300%, 10/15/06                    1,400,605
     2,500,000  Wellpoint, Inc., 4.250%, 12/15/09                     2,425,917
                                                                      3,826,522
Industrials  (4.2%):
     1,000,000  Cooper Industries, Inc., 5.250%,                        995,545
                7/1/07
     2,000,000  Oracle Corp., 5.250%, 1/15/16                         1,968,136
     2,460,000  Thermo Electron Corp., 7.625%,                        2,558,981
                10/30/08
     2,080,000  Union Pacific Corp., 5.214%,                          2,047,219
                9/30/14(c)
                                                                      7,569,881
Real Estate Investment Trusts  (5.3%):
     1,045,000  Avalon Properties, 6.875%,                            1,060,078
                12/15/07
     1,500,000  CPG Partners LP, 3.500%, 3/15/09                      1,440,386
     2,000,000  Duke Realty LP, 3.500%, 11/1/07                       1,958,866
     1,000,000  Lincoln National Corp., 6.150%,                       1,019,228
                4/7/36
     1,000,000  MACK-CALI Realty LP, 7.750%,                          1,081,663
                2/15/11
     1,949,000  Simon Property Group LP, 6.875%,                      1,951,526
                11/15/06
     1,000,000  Weingarten Realty Investment,                         1,061,118
                7.350%, 7/20/09
                                                                      9,572,865
Telecommunications  (0.3%):
       474,000  Alltel Ohio LP, 8.000%, 8/15/10(c)                      514,715
Utilities  (3.0%):
     1,000,000  Atlantic City Electric Co., 6.750%,                   1,020,079
                5/12/08
     1,000,000  Cincinnati Gas & Electric Co.,                        1,014,014
                6.400%, 4/1/08
     1,000,000  Cinergy Global Resources, 6.200%,(c)                  1,015,313
                11/3/08
     1,000,000  CLECO Corp., 6.520%, 5/15/09                          1,024,379
     1,300,000  Gulf Power Co., 4.900%, 10/1/14                       1,262,108
                                                                      5,335,893
TOTAL CORPORATE BONDS (COST $64,421,941)                             64,595,275

U.S. GOVERNMENT AGENCIES  (31.3%):
Federal Farm Credit Bank  (2.2%):
     2,000,000  3.625%, 7/28/08                                       1,952,068
     2,000,000  5.430%, 10/24/12                                      1,982,352
                                                                      3,934,420
Federal Home Loan Bank  (15.9%):
     4,000,000  3.125%, 8/15/07                                       3,930,680
     3,000,000  3.375%, 10/5/07                                       2,948,715
     4,000,000  3.500%, 11/15/07                                      3,930,764
     2,000,000  5.375%, 2/23/11                                       1,992,990
     3,000,000  4.375%, 6/8/12                                        2,910,927
     3,000,000  5.375%, 6/14/13                                       3,070,347
     5,000,000  4.750%, 9/11/15                                       4,892,980
     4,500,000  5.000%, 12/21/15                                      4,494,875
                                                                     28,172,278
Federal Home Loan Mortgage Corporation  (12.1%):
     3,000,000  3.000%, 5/21/07                                       2,957,838
     5,000,000  5.125%, 4/18/08                                       5,009,194
     2,000,000  3.640%, 8/12/08                                       1,952,650
     1,500,000  4.125%, 11/18/09                                      1,464,707
     1,000,000  4.000%, 12/15/09                                        972,364
     4,000,000  6.480%, 12/5/11                                       4,281,008
       900,000  4.500%, 7/16/13                                         864,577
     3,000,000  5.500%, 3/28/16                                       3,024,639
     1,000,000  5.200%, 3/5/19                                          972,196
                                                                     21,499,173
Federal National Mortgage Association  (1.1%):
     2,000,000  3.000%, 7/16/13                                       1,995,376
TOTAL U.S. GOVERNMENT AGENCIES (COST $55,529,043)                    55,601,247

U.S. TREASURY OBLIGATIONS  (27.5%):
U.S. Treasury Bonds  (9.7%):
     2,000,000  8.750%, 8/15/20                                       2,791,094
     2,000,000  7.125%, 2/15/23                                       2,512,188
     4,000,000  6.750%, 8/15/26                                       4,965,624
     1,500,000  5.250%, 11/15/28                                      1,585,782
     2,500,000  5.375%, 2/15/31                                       2,700,195
     2,000,000  7.625%, 2/15/25                                       2,671,406

                                                                     17,226,289
U.S. Treasury Notes  (17.8%):
     2,750,000  3.125%, 10/15/08                                      2,667,500
     5,000,000  5.750%, 8/15/10                                       5,203,515
     1,500,000  4.500%, 11/15/10                                      1,494,843
     5,000,000  4.250%, 8/15/13                                       4,894,530
     2,500,000  4.250%, 11/15/13                                      2,445,410
     9,000,000  2.000%, 7/15/14                                       9,522,742
     4,500,000  6.125%, 8/15/29                                       5,304,726
                                                                     31,533,266
TOTAL U.S. TREASURY OBLIGATIONS (COST $47,452,023)                   48,759,555

PREFERRED STOCKS  (2.0%):
Financials  (1.7%):
        20,000  ABN AMRO Capital Funding Trust V,                       476,000
                 5.900%
        25,000  CitiGroup Capital Trust VIII,                           628,000
                6.950%
        20,000  Merrill Lynch & Co. Capital Trust III,                  507,200
                7.000%
        26,100  Public Storage, Series F, 6.45%                         635,535
         6,300  SLM Corp., 6.000%                                       151,956
        10,000  Suntrust Capital IV, 7.125%                             251,500
        18,000  Wells Fargo Capital Trust II,                           453,600
                7.000%
                                                                      3,103,791
Utilities  (0.3%):
        20,000  BGE Capital Trust II, 6.200%                            478,200
TOTAL PREFERRED STOCKS (COST $3,559,182)                              3,581,991

CASH EQUIVALENT  (1.2%):
     2,072,355  Huntington Money Market Fund,                         2,072,355
                Interfund Shares *
TOTAL CASH EQUIVALENT (COST $2,072,355)                               2,072,355

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES  (0.7%):
Federal Home Loan Mortgage Corporation  (0.5%):
       538,499  Pool # 254403, 6.000%, 8/1/17                           546,886
       305,335  Pool # 599630, 6.500%, 8/1/16                           312,156
                                                                        859,042
Government National Mortgage Association  (0.2%):
       211,526  Pool # 345128, 6.500%, 1/15/24                          217,230
        65,345  Pool # 352982, 7.500%, 5/15/24                           68,082
         5,889  Pool # 363175, 7.000%, 11/15/08                           5,944
        32,432  Pool # 372962, 7.000%, 3/15/24                           33,500
        28,617  Pool # 373015, 8.000%, 6/15/24                           30,294
        28,535  Pool # 383488, 7.000%, 2/15/09                           28,942
                                                                        383,992
TOTAL U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (COST $1,234,948)      1,243,034

SHORT -TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (6.2%):
Mutual Funds (6.2%):
    11,010,609 Institutional Money Market Trust Fund                 11,010,609
                                                                     11,010,609
TOTAL SHORT - TERM SECURITIES HELD AS COLLATERAL
FOR SECURITIES LENDING (COST $11,010,609)                            11,010,609


TOTAL INVESTMENTS (COST $185,280,101) (a)   -   105.2%              186,864,066
OTHER ASSETS IN EXCESS OF LIABILITIES   -   (5.2)%                  (9,317,253)
NET ASSETS   -   100.0%                                       $     177,546,813
____________
See Notes to Portfolio of Investments






HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)

   SHARES OR
   PRINCIPAL    SECURITY
    AMOUNT     DESCRIPTION                                               VALUE

U.S. GOVERNMENT AGENCIES  (52.2%):
Federal Farm Credit Bank  (9.1%):
     1,000,000  5.750%, 1/18/11                               $       1,031,424
     1,000,000  5.375%, 7/18/11                                       1,017,733
     2,000,000  4.900%, 3/17/14                                       1,946,180
     2,000,000  4.990%, 1/28/15                                       1,939,298
     2,000,000  4.875%, 12/16/15                                      1,985,024
     2,000,000  5.125%, 8/25/16                                       2,025,906
                                                                      9,945,565
Federal Home Loan Bank  (15.8%):
     2,000,000  5.150%, 10/6/06                                       1,998,876
     3,000,000  4.000%, 7/13/07                                       2,970,432
     2,000,000  5.985%, 4/9/09                                        2,050,874
     1,500,000  3.875%, 8/14/09                                       1,457,132
     1,000,000  4.000%, 7/8/11                                          957,116
     3,000,000  5.375%, 6/14/13                                       3,070,347
     2,000,000  4.375%, 2/13/15                                       1,917,948
     2,000,000  4.750%, 9/11/15                                       1,957,192
     1,000,000  5.000%, 12/21/15                                        998,861
                                                                     17,378,778
Federal Home Loan Mortgage Corporation  (20.6%):
     1,000,000  3.250%, 1/28/08                                         977,239
     2,000,000  3.000%, 5/13/08                                       1,938,792
     1,000,000  5.400%, 2/28/11                                       1,000,111
     2,000,000  6.000%, 6/15/11                                       2,090,028
     2,000,000  4.375%, 11/9/11                                       1,950,940
     2,000,000  4.250%, 5/22/13                                       1,921,178
     1,500,000  5.162%, 12/16/13                                      1,485,930
     1,000,000  4.500%, 4/2/14                                          960,531
     2,000,000  5.000%, 11/13/14                                      1,977,294
     3,000,000  5.000%, 3/2/15                                        2,958,243
     2,000,000  5.400%, 2/1/16                                        1,975,868
     3,500,000  5.200%, 3/5/19                                        3,402,686
                                                                     22,638,840
Federal National Mortgage Association  (6.7%):
     1,000,000  3.500%, 12/28/06                                        995,640
     2,000,000  3.410%, 8/30/07                                       1,968,484
     2,000,000  5.250%, 3/24/15                                       1,975,182
     2,500,000  5.000%, 4/26/17                                       2,420,600
                                                                      7,359,906
TOTAL U.S. GOVERNMENT AGENCIES (COST $57,797,751)                    57,323,089

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES  (34.5%):
Federal Home Loan Mortgage Corporation  (16.0%):
       935,522  Pool # 1G0865, 4.921%, 7/1/35                           918,346
     3,001,704  Pool # 972190, 5.317%, 11/1/35                        2,972,865
     1,337,863  Pool # C90699, 5.000%, 8/1/23                         1,302,466
       531,936  Pool # E01184, 6.000%, 8/1/17                           539,622
       705,926  Pool # G08005, 5.500%, 8/1/34                           697,551
       526,860  Pool # M80773, 5.000%, 10/1/09                          522,303
       953,201  Pool # M81004, 5.000%, 1/1/13                           941,741
     1,000,000  Series 2003-32, Class KB, 5.000%,                       989,091
                3/25/17
     1,113,983  Series 2555, Class B, 4.250%,                         1,074,509
                1/15/18
     2,500,000  Series 2571, Class VP, 5.500%,                        2,472,954
                7/15/21
     1,000,000  Series 2670, Class QP, 4.000%,                          972,667
                2/15/27
       955,730  Series 2976, Class HP, 4.500%,                          924,765
                1/15/33
     1,586,932  Series 3046, Class YA, 5.000%,                        1,557,674
                2/15/19
       749,235  Series R002, Class AH, 4.750%,                          735,739
                7/15/15
       935,904  Series R007, Class AC, 5.875%,                          939,005
                5/15/16
                                                                     17,561,298
Federal National Mortgage Association  (16.3%):
     1,210,387  Pool # 254594, 5.500%, 1/1/33                         1,196,600
     1,485,086  Pool # 254759, 4.500%, 6/1/18                         1,437,275
       666,919  Pool # 254911, 5.000%, 10/1/23                          648,794
     1,563,070  Pool # 255360, 5.000%, 8/1/24                         1,518,458
     1,694,700  Pool # 255767, 5.500%, 6/1/25                         1,682,629
     1,213,628  Pool # 255807, 5.500%, 8/1/20                         1,213,514
     1,876,307  Pool # 256116, 6.000%, 2/1/26                         1,896,688
       372,200  Pool # 647408, 5.000%, 10/1/17                          366,994
     1,774,596  Pool # 735224, 5.500%, 2/1/35                         1,753,263
     1,809,883  Pool # 783793, 6.000%, 7/1/34                         1,821,007
       769,109  Pool # 806715, 5.500%, 1/1/35                           759,185
     1,291,476  Pool # 807963, 5.000%, 1/1/35                         1,243,536
       648,201  Series 2003-108, Class HA, 5.000%,                      641,569
                 1/25/27
     1,320,037  Series 2003-11, Class BA, 5.500%,                     1,315,265
                8/25/32
       341,043  Series 2003-16, Class CB, 4.000%,                       324,150
                2/25/33
                                                                     17,818,927
Government National Mortgage Association  (2.2%):
       408,704  Pool # 2699, 6.000%, 1/20/29                            413,623
       482,153  Pool # 576456, 6.000%, 3/15/32                          488,827
     1,500,000  Series 2003-100, Class VB, 5.500%,                    1,486,588
                1/20/23
                                                                      2,389,038
TOTAL U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (COST $38,478,524)    37,769,263

U.S. TREASURY NOTES  (11.9%):
     1,000,000  6.500%, 10/15/06                                      1,000,352
     2,000,000  6.125%, 8/15/07                                       2,019,296
     2,000,000  3.375%, 11/15/08                                      1,947,656
     1,000,000  5.000%, 8/15/11                                       1,019,258
     2,000,000  4.250%, 11/15/14                                      1,950,468
     1,000,000  1.875%, 7/15/15                                       1,013,035
     2,000,000  4.500%, 2/15/16                                       1,979,922
     2,000,000  5.125%, 5/15/16                                       2,074,688
TOTAL U.S. TREASURY NOTES (COST $13,029,323)                         13,004,675

CASH EQUIVALENT  (0.8%):
       877,191  Huntington Money Market Fund,                           877,191
                Interfund Shares *
TOTAL CASH EQUIVALENT (COST $877,191)                                   877,191

SHORT -TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (3.8%):
Mutual Funds (3.8%):
     4,200,000  Institutional Money Market Trust Fund                 4,200,000
TOTAL SHORT - TERM SECURITIES HELD AS COLLATERAL
FOR SECURITIES LENDING (COST $4,200,000)                              4,200,000


TOTAL INVESTMENTS (COST $114,382,789) (a)   -   103.2%              113,174,218
LIABILITIES IN EXCESS OF OTHER ASSETS -   (3.2)%                    (3,557,735)
NET ASSETS   -   100.0%                                       $     109,616,483
____________
See Notes to Portfolio of Investments




HUNTINGTON MICHIGAN TAX-FREE FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)


       PRINCIPAL  SECURITY
        AMOUNT   DESCRIPTION                                               VALUE

MUNICIPAL BONDS  (97.6%):
Michigan  (95.7%):
       475,000  Avondale, MI, School District,                $         519,930
                Building & Site, G.O., 5.250%, 5/1/18
       150,000  Big Rapids, MI, Public School                           154,298
                District, G.O. (FSA Ins), 5.000%,
                5/1/19
        75,000  Bishop, MI, International Airport                        78,891
                Authority Refunding, Series A, G.O.,
                (AMBAC Ins), 5.100%, 12/1/18
       800,000  Caledonia, MI, Community Schools,                       844,160
                G.O., 5.250%, 5/1/15
       400,000  Chippewa Valley, MI, Schools,                           430,391
                Building & Site, Series I, G.O.,
                5.375%, 5/1/17
       250,000  Chippewa Valley, MI, Schools,                           268,995
                Building & Site, Series I, G.O.,
                5.375%, 5/1/18
       100,000  Clarkston, MI, Community Schools,                       108,008
                G.O., 5.000%, 5/1/16
       300,000  Coopersville, MI, Area Public                           309,915
                Schools, G.O., (MBIA Ins), 4.875%,
                5/1/15
        50,000  Dearborn, MI, School District, G.O.,                     52,731
                5.000%, 5/1/18
        65,000  Detroit, MI, City School District,                       68,647
                Series B, G.O., (FGIC Ins), 5.000%,
                5/1/19
       250,000  Detroit, MI, Downtown Development                       256,430
                Authority Tax Increment Revenue,
                Series A, (MBIA Ins), 4.650%, 7/1/10
       300,000  Detroit, MI, School District, G.O.,                     315,939
                (FGIC Ins), 5.375%, 5/1/15
       500,000  Detroit, MI, Water Supply Systems                       538,135
                Revenue, Series A, (FGIC Ins),
                5.000%, 7/1/13
        60,000  Dexter, MI, Community Schools,                           61,128
                G.O., (FGIC Ins), 4.800%, 5/1/10
        60,000  Dowagiac, MI, School District, G.O.,                     65,678
                5.500%, 5/1/16
        30,000  Dowagiac, MI, School District, G.O.,                     32,871
                5.500%, 5/1/16
       150,000  Eastern Michigan University, MI,                        166,668
                Refunding Revenue, (FGIC Ins),
                5.800%, 6/1/12
       150,000  Ecorse, MI, Public School District,                     161,132
                G.O., (FSA Ins), 5.000%, 5/1/19
       270,000  Ferndale, MI, Public Improvements                       288,965
                Refunding, G.O., (FGIC Ins), 5.000%,
                 4/1/15
       250,000  Forest Hills, MI, Public Schools,                       263,800
                G.O., 5.250%, 5/1/13
        45,000  Genesee County, MI, Building                             45,327
                Authority, G.O. (MBIA Ins), 4.000%,
                5/1/08
       200,000  Genesee County, MI, Building                            207,708
                Authority, G.O., (AMBAC Ins),
                5.100%, 5/1/14
       825,000  Grand Rapids & Kent County, MI,                         885,958
                Building Authority, Series A, G.O.,
                5.000%, 12/1/19
       400,000  Grand Rapids, MI, Downtown                              400,436
                Development Authority Tax Increment
                 Revenue, (MBIA Ins), 6.600%,
                6/1/08
       490,000  Greenville, MI, Public Schools                          499,354
                Refunding G.O., (FSA Ins), 4.900%,
                5/1/13
       100,000  Grosse Isle Township, MI, School                        102,151
                District Refunding G.O. (FGIC Ins),
                5.100%, 5/1/18
       300,000  Hartland, MI, Consolidated School                       314,832
                District Refunding, G.O., 5.050%,
                5/1/18
       500,000  Hartland, MI, Consolidated School                       525,210
                District Refunding, G.O., 5.125%,
                5/1/20
       140,000  Huron Valley, MI, School District                       142,799
                Refunding, G.O. (FGIC Ins), 5.000%,
                5/1/18
       150,000  Huron Valley, MI, School District,                      162,455
                G.O., 5.250%, 5/1/17
        50,000  Huron Valley, MI, School District,                       51,118
                G.O., (FGIC Ins), 4.800%, 5/1/13
       200,000  Kalamazoo, MI, City Schools                             212,054
                District, Building & Site, G.O., (FSA
                Ins), 5.000%, 5/1/13
        55,000  Kalamazoo, MI, Hospital Finance                          56,840
                Authority Refunding Revenue, (MBIA
                Ins), 5.250%, 5/15/18
       260,000  Kelloggsville, MI, Public School                        265,959
                District Refunding, G.O., (FGIC Ins),
                5.000%, 5/1/13
       190,000  Kelloggsville, MI, Public School                        194,178
                District Refunding, G.O., (FGIC Ins),
                5.000%, 5/1/13
        25,000  Kent County, MI, Building Authority,                     26,068
                G.O., 4.800%, 6/1/16
        90,000  Lake Orion, MI, Community School                         95,456
                District Prerefunded, G.O., 4.800%,
                5/1/15
       165,000  Lake Orion, MI, Community School                        176,656
                District Refunding, G.O., 5.000%,
                5/1/18
       600,000  Lake Orion, MI, Community School                        633,383
                District Refunding, G.O., 5.000%,
                5/1/18
       410,000  Lake Orion, MI, Community School                        432,099
                District Unrefunded, G.O., 4.800%,
                5/1/15
       140,000  Lakeview, MI, Public School District,                   146,630
                 G.O., 5.000%, 5/1/16
       250,000  Lansing, MI, Board of Water & Light                     262,673
                Revenue, Series A, 5.000%, 7/1/15
       350,000  Lincoln, MI, Consolidated School                        372,309
                District Refunding, G.O. (FSA Ins),
                5.000%, 5/1/20
       850,000  Michigan Municipal Bond Authority                       918,323
                Refunding Revenue, 5.250%,
                10/1/18
       200,000  Michigan Municipal Building Authority                   216,788
                 Revenue, 5.000%, 6/1/15
       500,000  Michigan Public Power Agency                            551,605
                Refunding Revenue, (MBIA Ins),
                5.250%, 1/1/15
        50,000  Michigan State Building Authority                        54,380
                Refunding Revenue, Series I (FSA
                Ins), 5.250%, 10/15/12
       100,000  Michigan State Building Authority                       103,360
                Revenue, Series I, 4.750%, 10/15/11
       600,000  Michigan State Building Authority,                      624,468
                Facilities Program Refunding
                Revenue, Series I, 5.125%, 10/15/15
        10,000  Michigan State Hospital Finance                          10,646
                Authority Refunding Revenue, Series
                A (MBIA Ins), 6.000%, 5/15/14
        40,000  Michigan State Hospital Finance                          41,118
                Authority Refunding Revenue, Series
                A, (MBIA Ins), 5.000%, 2/15/18
       200,000  Michigan State Hospital Finance                         210,506
                Authority Revenue, 5.000%, 11/1/11
       100,000  Michigan State Hospital Finance                         102,431
                Authority Revenue (AMBAC Ins),
                5.500%, 1/1/16
       850,000  Michigan State Hospital Finance                         910,103
                Authority Revenue, (MBIA Ins),
                5.000%, 11/15/17
       355,000  Michigan State Hospital Financing                       378,771
                Authority Revenue, (MBIA Ins),
                5.000%, 11/15/19
       250,000  Michigan State School                                   256,375
                Improvements, G.O., 4.800%,
                12/1/11
       100,000  Montabella, MI, Community School                        104,098
                District, G.O., (FGIC Ins), 5.200%,
                5/1/17
     1,000,000  Mount Clemens, MI, Community                          1,073,459
                School District Refunding, G.O., (FSA
                 Ins), 5.000%, 5/1/18
        10,000  Northwestern Community College,                          10,490
                MI, Unrefunded, G.O. , (FGIC Ins),
                5.300%, 4/1/12
       150,000  Novi, MI, Community School                              158,205
                District, G.O., 5.125%, 5/1/18
       500,000  Paw Paw, MI, Public School District,                    520,240
                G.O., (FGIC Ins), 6.500%, 5/1/09
       150,000  Petoskey, MI, Hospital Financing                        157,134
                Authority Refunding Revenue, (MBIA
                Ins), 5.500%, 11/15/09
       200,000  Plymouth-Canton, MI, Community                          218,428
                School District Refunding, G.O.,
                5.250%, 5/1/15
       250,000  Portage, MI, Public Schools, G.O.,                      254,740
                (FSA Ins), 4.500%, 5/1/14
       100,000  Reeths-Puffer, MI, Schools                              100,822
                Refunding, G.O., (FGIC Ins), 4.850%,
                 5/1/12
       550,000  Saginaw Valley State University, MI,                    574,243
                 Prerefunded Revenue, 5.000%,
                7/1/12
        90,000  Saginaw Valley State University, MI,                     93,889
                 Unrefunded Revenue (AMBAC Ins),
                5.000%, 7/1/12
        65,000  South Lyon, MI, Community                                66,382
                Schools, G.O., 4.250%, 5/1/10
     1,175,000  South Lyon, MI, Community                             1,275,732
                Schools, G.O., (MBIA Ins), 5.250%,
                5/1/18
       100,000  Stockbridge, MI, Community                              105,359
                Schools, G.O., 5.150%, 5/1/13
       300,000  University of Michigan Refunding                        310,614
                Revenue, Series A-1, 5.250%,
                12/1/10
       500,000  Van Buren County, MI, Sewage                            521,540
                Disposal, G.O., (AMBAC Ins),
                5.000%, 5/1/16
       170,000  Walker, MI, Building Authority, G.O.,                   179,394
                 (MBIA Ins), 5.200%, 5/1/14
       100,000  Wayne County, MI, Public                                105,855
                Improvements, G.O., 5.300%,
                10/1/13
        15,000  Wayne County, MI, Wayne                                  15,823
                Community College, G.O., (AMBAC
                Ins), 5.350%, 7/1/13
       145,000  West Ottawa, MI, Public School                          146,485
                District, Unrefunded, G.O., (FGIC
                Ins), 5.400%, 5/1/09
        60,000  West Ottawa, MI, Public School                           60,713
                District, Unrefunded, G.O., (FGIC
                Ins), 5.600%, 5/1/11
       550,000  Western Ottawa, MI, Public School                       600,006
                District Refunding, G.O., Series A,
                5.375%, 5/1/13
       250,000  Whiteford, MI, Agricultural School                      265,068
                District, G.O., 5.000%, 5/1/15
        50,000  Woodhaven-Brownstown, MI, School                         53,846
                District, G.O., 5.125%, 5/1/14
TOTAL MUNICIPAL BONDS (COST $22,187,065)                             22,549,804

CASH EQUIVALENT  (0.5%):
       109,993  Fidelity Institutional Tax-Exempt                       109,993
                Fund
TOTAL CASH EQUIVALENT (COST $109,993)                                   109,993


TOTAL INVESTMENTS (COST $22,297,058) (a)   -   98.1%                 22,659,797
OTHER ASSETS IN EXCESS OF LIABILITIES   -   1.9%                        442,246
NET ASSETS   -   100.0%                                       $      23,102,043
____________
See Notes to Portfolio of Investments



HUNTINGTON MORTGAGE SECURITIES FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)

      SHARES OR
      PRINCIPAL    SECURITY
        AMOUNT    DESCRIPTION                                             VALUE

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES  (78.5%):
Federal Home Loan Bank  (1.0%):
       899,225  Series Z2-2013, Class A, 4.800%,              $         906,689
                2/25/13
Federal Home Loan Mortgage Corporation  (29.7%):
       935,522  Pool # 1G0865, 4.921%, 7/1/35                           918,638
     1,405,646  Pool # A15284, 5.500%, 10/1/33                        1,390,647
       425,263  Pool # C00730, 6.000%, 3/1/29                           429,820
       151,397  Pool # C90237, 6.500%, 11/1/18                          155,817
     1,016,463  Pool # C90779, 5.000%, 1/1/24                           989,888
     1,118,175  Pool # C90859, 5.500%, 10/1/24                        1,113,331
       454,884  Pool # E96459, 5.000%, 5/1/18                           448,289
     1,411,853  Pool # G08005, 5.500%, 8/1/34                         1,395,544
       979,507  Pool # G12297, 6.000%, 7/1/21                           993,619
       993,889  Pool # J03237, 5.500%, 8/1/16                           996,933
     1,572,735  Pool # M80916, 4.000%, 5/1/11                         1,528,255
       595,429  Pool # M80927, 5.000%, 7/1/11                           589,843
       953,201  Pool # M81004, 5.000%, 1/1/13                           942,039
       221,677  REMIC Series 2399, Class EC,                            220,061
                5.500%, 1/15/09
     1,000,000  REMIC Series 2543, Class PQ,                            994,001
                5.500%, 4/15/22
     2,000,000  REMIC Series 2553, Class AE,                          1,990,004
                5.500%, 9/15/29
     1,338,598  REMIC Series 2584, Class LE,                          1,270,749
                4.000%, 12/15/13
       497,791  Series 1994-23, Class PK, 6.000%,                       501,472
                5/25/10
     1,000,000  Series 2003-53, Class JL, 5.000%,                       962,268
                12/25/31
       536,262  Series 2548, Class HA, 4.500%,                          529,924
                1/15/10
     1,000,000  Series 2571, Class VP, 5.500%,                          989,807
                7/15/21
     2,000,000  Series 2780, Class QC, 4.500%,                        1,955,376
                3/15/17
       955,730  Series 2976, Class HP, 4.500%,                          925,362
                1/15/33
     1,759,859  Series 3002, Class CA, 5.000%,                        1,722,103
                7/15/35
     1,586,932  Series 3046, Class YA, 5.000%,                        1,558,665
                2/15/19
       749,235  Series R002, Class AH, 4.750%,                          736,208
                7/15/15
                                                                     26,248,663
Federal National Mortgage Association  (44.8%):
     2,120,079  Pool # 254442, 5.500%, 9/1/17                         2,125,450
       634,887  Pool # 254486, 5.000%, 9/1/17                           626,205
       852,748  Pool # 254720, 4.500%, 5/1/18                           825,561
       891,052  Pool # 254759, 4.500%, 6/1/18                           862,643
       935,580  Pool # 254831, 5.000%, 8/1/23                           910,446
     1,912,745  Pool # 254908, 5.000%, 9/1/23                         1,861,360
     1,758,121  Pool # 254911, 5.000%, 10/1/23                        1,710,890
       560,323  Pool # 254955, 4.000%, 10/1/10                          541,994
       761,801  Pool # 255320, 5.000%, 7/1/24                           740,297
     2,444,288  Pool # 255711, 5.500%, 4/1/25                         2,427,640
     2,345,383  Pool # 256116, 6.000%, 2/1/26                         2,371,592
       902,943  Pool # 357771, 5.000%, 5/1/25                           876,828
       260,140  Pool # 602879, 6.000%, 11/1/31                          262,391
       760,620  Pool # 663808, 5.000%, 11/1/17                          750,219
       963,824  Pool # 684488, 5.000%, 12/1/17                          950,644
     1,204,313  Pool # 693256, 5.000%, 4/1/18                         1,187,061
     2,003,330  Pool # 729535, 5.500%, 7/1/33                         1,979,873
     1,774,596  Pool # 735224, 5.500%, 2/1/35                         1,753,818
       285,171  Pool # 748422, 6.000%, 8/1/33                           287,202
     1,809,883  Pool # 783793, 6.000%, 7/1/34                         1,821,572
     2,236,660  Pool # 786457, 5.278%, 7/1/34                         2,214,250
       770,112  Pool # 806715, 5.500%, 1/1/35                           760,416
       623,098  Pool # 814261, 6.000%, 1/1/35                           627,122
       779,079  Pool # 836450, 6.000%, 10/1/35                          783,113
     2,269,654  Pool # 845573, 5.655%, 2/1/36                         2,261,267
        80,211  Pool # E65142, 6.500%, 7/1/11                            81,571
       915,994  Series 2003-38, Class TC, 5.000%,                       903,799
                3/25/23
     1,000,000  Series 2003-92, Class KH, 5.000%,                       965,955
                3/25/32
     2,000,000  Series 2004-45, Class NC, 5.500%,                     2,004,403
                11/25/28
     2,126,562  Series 2004-45, Class VD, 4.500%,                     2,046,130
                3/25/18
     1,000,000  Series 2672, Class GH, 5.500%,                          983,682
                8/15/31
     1,091,000  Series 2847, Class NC, 4.000%,                        1,067,591
                1/15/24
                                                                     39,572,985
Government National Mortgage Association  (3.0%):
           513  Pool # 328651, 8.500%, 5/15/07                              513
     2,636,402  Pool # 3637, 5.500%, 11/20/34                         2,613,568
                                                                      2,614,081
TOTAL U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (COST $70,572,613)    69,342,418

COMMON STOCKS  (8.6%):
Consumer Discretionary  (0.0%):
         1,000  Host Hotels & Resorts, Inc.                              22,930
Financials  (0.3%):
         6,000  CBL & Associates Properties, Inc.                       251,460
Industrials  (0.2%):
         3,900  Ventas, Inc.                                            150,306
Real Estate Investment Trusts  (8.1%):
         4,700  Acadia Realty Trust                                     119,850
         3,400  Alexandria Real Estate Equities,                        318,920
                Inc.
         5,000  American Campus Communities,                            127,550
                Inc.
         2,000  Avalonbay Communities, Inc.                             240,800
         3,000  Boston Properties, Inc.                                 310,020
         7,000  Brandywine Realty Trust                                 227,850
         2,000  Camden Property Trust                                   152,020
         4,200  Developers Diversified Realty                           234,192
                Corp.
         5,000  Duke Realty Corp.                                       186,750
         4,500  EastGroup Properties, Inc.                              224,370
         1,000  Equity Lifestyle Properties, Inc.                        45,710
         5,000  Equity Residential Properties Trust                     252,900
         1,500  Essex Property Trust, Inc.                              182,100
         4,100  General Growth Properties, Inc.                         195,365
           800  Getty Realty Corp.                                       23,424
         5,000  Health Care Property Investors,                         155,250
                Inc.
         3,500  Healthcare Realty Trust, Inc.                           134,435
         4,200  Heritage Property Investment                            153,132
         5,000  Home Properties, Inc.                                   285,800
         5,600  Hospitality Properties Trust                            264,320
         7,600  Kimco Realty Corp.                                      325,812
         5,000  Mack-Cali Realty Corp.                                  259,000
         1,000  Maguire Properties, Inc.                                 40,740
         1,000  New Plan Excel Realty Trust                              27,050
         2,500  Parkway Properties, Inc.                                116,225
         6,000  Pennsylvania Real Estate                                255,420
                Investment Trust
         6,386  ProLogis                                                364,385
         5,250  Public Storage, Inc.                                    451,448
         1,000  Realty Income Corp.                                      24,710
         1,000  Reckson Associates Realty Corp.                          42,800
         1,000  Regency Centers Corp.                                    68,760
         2,800  SL Green Realty Corp.                                   312,760
         2,000  Sunstone Hotel Investors, Inc.                           59,440
         1,100  The Macerich Co.                                         83,996
         5,900  United Dominion Realty Trust, Inc.                      178,180
         2,800  Vornado Realty Trust                                    305,200
         5,000  Washington Real Estate Investment                       199,000
                Trust
         5,000  Weingarten Realty Investors                             215,100
                                                                      7,164,784
TOTAL COMMON STOCKS (COST $4,152,648)                                 7,589,480

U.S. GOVERNMENT AGENCIES  (7.3%):
Federal Home Loan Bank  (2.9%):
     2,500,000  0.000%, 10/6/06                                       2,498,602
Federal Home Loan Mortgage Corporation  (2.2%):
       500,000  3.650%, 1/23/08                                         491,364
       500,000  4.500%, 4/2/14                                          481,018
     1,000,000  5.000%, 3/2/15                                          987,755
                                                                      1,960,137
Federal National Mortgage Association  (2.2%):
     1,000,000  2.875%, 5/19/08                                         966,940
     1,000,000  6.000%, 4/25/29                                         994,498
                                                                      1,961,438
TOTAL U.S. GOVERNMENT AGENCIES (COST $6,481,802)                      6,420,177

CORPORATE BONDS  (3.1%):
National Banks, Commercial  (3.1%):
     2,776,986  Citicorp Mortgage Securities, INC.,                   2,760,215
                5.500%, 10/25/35
TOTAL CORPORATE BONDS (COST $2,748,802)                               2,760,215

CASH EQUIVALENT  (1.8%):
     1,567,506  Huntington Money Market Fund,                         1,567,506
                Interfund Shares *
TOTAL CASH EQUIVALENT (COST $1,567,506)                               1,567,506

PREFERRED STOCK  (0.3%):
Real Estate Investment Trusts  (0.3%):
         4,000  Simon Property Group, 6.000%                            295,640
TOTAL PREFERRED STOCK (COST $283,980)                                   295,640

CONVERTIBLE PREFERRED STOCK  (0.1%):
Real Estate Investment Trusts  (0.1%):
         1,800  Equity Office,, 5.25%, Series B                         104,112
TOTAL CONVERTIBLE PREFERRED STOCK (COST $98,763)                        104,112

SHORT -TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (0.4%):
Mutual Funds (0.4%):
       358,332  Institutional Money Market Trust Fund                   358,332
                                                                        358,332
TOTAL SHORT - TERM SECURITIES HELD AS COLLATERAL
FOR SECURITIES LENDING (COST $358,332)                                  358,332

TOTAL INVESTMENTS (COST $86,264,446) (a)   -   100.1%                88,437,880
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.1)%                     (83,073)
NET ASSETS   -   100.0%                                       $      88,354,807
____________

See Notes to Portfolio of Investments
HUNTINGTON OHIO TAX-FREE FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)


       PRINCIPAL  SECURITY
        AMOUNT   DESCRIPTION                                               VALUE

MUNICIPAL BONDS  (98.8%):
Ohio  (95.8%):
       500,000  Akron, OH, G.O., Series 2, 5.300%,            $         510,275
                12/1/11
        50,000  Akron, OH, Hospital Improvements                         53,848
                Revenue, (FSA Ins), 5.250%,
                11/15/15
        70,000  Akron, OH, Pension Funding                               75,531
                Refunding Revenue, (AMBAC Ins),
                5.250%, 12/1/18
       335,000  Akron, OH, Water Utility                                362,386
                Improvements Revenue, (MBIA Ins),
                5.250%, 12/1/17
       150,000  Allen County, OH, Refunding, G.O.,                      162,762
                (AMBAC Ins), 5.250%, 12/1/15
       375,000  Avon Lake, OH, Water System                             402,135
                Revenue, Series A, (AMBAC Ins),
                5.500%, 10/1/15
        75,000  Avon Lake, OH, Water Systems                             80,704
                Revenue, Series A, (AMBAC Ins),
                5.600%, 10/1/19
       500,000  Bay Village, OH, City School                            533,365
                District, G.O., 5.250%, 12/1/16
       140,000  Bay Village, OH, City School                            149,902
                District, G.O., 5.375%, 12/1/18
       105,000  Bowling Green State University, OH,                     113,813
                 General Receipts Revenue (AMBAC
                Ins), 5.250%, 6/1/19
       500,000  Butler County, OH, G.O., (AMBAC                         513,395
                Ins), 5.000%, 12/1/12
        20,000  Butler County, OH, Sales Tax                             20,547
                Revenue, (AMBAC Ins), 5.000%,
                12/15/13
       420,000  Canton, OH, School District, G.O.,                      449,135
                (MBIA Ins), 5.350%, 12/1/15
       200,000  Chagrin Falls, OH, Exempt Village                       217,826
                School District, G.O., (MBIA Ins),
                5.250%, 12/1/19
       150,000  Cincinnati, OH, Public                                  157,800
                Improvements, G.O., 5.000%,
                12/1/12
       525,000  Cincinnati, OH, Public                                  553,334
                Improvements, G.O., 5.000%,
                12/1/15
       560,000  Cincinnati, OH, Water Systems                           591,331
                Revenue, 5.000%, 12/1/10
       355,000  Cincinnati, OH, Water Systems                           377,259
                Revenue, 5.000%, 12/1/19
       150,000  Cleveland, OH, G.O., (FGIC Ins),                        160,026
                5.500%, 11/15/13
        85,000  Cleveland, OH, G.O., (MBIA Ins)                          93,401
                (Various Purposes), 5.500%, 12/1/13
       180,000  Cleveland, OH, Public Power                             183,949
                System Refunding Revenue, Series
                1, (MBIA Ins), 5.250%, 11/15/16
        80,000  Cleveland, OH, School District                           86,769
                Refunding, G.O., (FGIC Ins), 5.250%,
                 12/1/14
       550,000  Cleveland, OH, Waterworks                               566,902
                Prerefunded Revenue, Series I (FSA
                Ins), 5.250%, 1/1/13
       600,000  Cleveland, OH, Waterworks                               616,632
                Prerefunded Revenue, Series I (FSA
                Ins), 5.000%, 1/1/16
        55,000  Cleveland, OH, Waterworks                                56,525
                Prerefunded Revenue, Series I (FSA
                Ins), 5.000%, 1/1/17
       100,000  Cleveland, OH, Waterworks                               106,788
                Refunding Revenue, Series G, (MBIA
                Ins), 5.500%, 1/1/13
       110,000  Cleveland, OH, Waterworks                               113,340
                Unrefunded Revenue, Series I (FSA
                Ins), 5.250%, 1/1/11
       640,000  Cleveland, OH, Waterworks                               659,110
                Unrefunded Revenue, Series I (FSA
                Ins), 5.250%, 1/1/13
       650,000  Cleveland, OH, Waterworks                               667,056
                Unrefunded Revenue, Series I (FSA
                Ins), 5.000%, 1/1/16
        60,000  Cleveland, OH, Waterworks                                61,552
                Unrefunded Revenue, Series I (FSA
                Ins), 5.000%, 1/1/17
     1,100,000  Columbus, OH, Police/Fireman                          1,138,719
                Disability, G.O., 5.000%, 7/15/13
       500,000  Columbus, OH, Refunding, Series                         545,975
                C, G.O., 5.000%, 7/15/16
        75,000  Columbus, OH, Series A, G.O.,                            81,103
                5.000%, 6/15/13
       745,000  Crawford County, OH, Refunding,                         773,116
                G.O., (AMBAC Ins), 4.750%, 12/1/19
       370,000  Cuyahoga County, OH, Correctional                       389,969
                 Facilities Improvements, G.O.,
                5.000%, 12/1/17
       500,000  Cuyahoga County, OH, Hospital                           517,100
                Revenue, Walker Center, Series I,
                5.250%, 1/1/13
       500,000  Cuyahoga County, OH, Port                               536,075
                Authority Revenue, (AMBAC Ins),
                5.000%, 8/1/18
       500,000  Dayton, OH, G.O., (MBIA Ins),                           520,185
                5.000%, 12/1/12
       435,000  Delaware County, OH, G.O.,                              459,839
                5.000%, 12/1/18
        50,000  Dublin, OH, City School District                         51,225
                Refunding, G.O., (MBIA Ins), 5.000%,
                 12/1/19
       125,000  East Liverpool, OH, City Hospital                       127,708
                Revenue, Series B, (FSA Ins),
                4.750%, 10/1/13
       500,000  Euclid, OH, G.O., 5.450%, 12/1/08                       506,335
       500,000  Euclid, OH, G.O., 5.000%, 12/1/12                       520,075
       115,000  Fairfield County, OH, Local School                      123,685
                District, G.O., (FSA Ins), 5.000%,
                12/1/12
       205,000  Fairlawn, OH, G.O., 5.750%,                             205,728
                12/1/13
       115,000  Field, OH, Local School District,                       124,039
                G.O., (AMBAC Ins), 5.000%, 12/1/18
       500,000  Franklin County, OH, Hospital                           505,980
                Facility Authority Refunding
                Revenue, 5.800%, 11/1/10
       200,000  Franklin County, OH, Refunding,                         210,830
                G.O., 5.375%, 12/1/20
        35,000  Gallia County, OH Local School                           36,106
                Disrict, G.O., 4.500%, 12/1/20
       100,000  Girard, OH, Local School District,                      108,693
                G.O., (AMBAC Ins), 5.850%, 12/1/19
        75,000  Goshen, OH, Local School District,                       81,282
                G.O., 5.500%, 12/1/18
       340,000  Greater Cleveland, OH, Regulatory                       372,116
                Transportation Authority, G.O. (FGIC
                Ins), 5.000%, 12/1/15
       450,000  Greene County, OH  Sewer System                         487,071
                Revenue, 5.000%, 12/1/18
       260,000  Hamilton County, OH, Sales Tax                          281,593
                Revenue, Series B, (AMBAC Ins),
                5.750%, 12/1/12
       500,000  Hamilton County, OH, Sales Tax                          538,745
                Revenue, Series B, (AMBAC Ins),
                5.750%, 12/1/17
       250,000  Hudson City, OH, Recreational                           262,250
                Facilities Improvements, G.O.,
                5.000%, 12/1/14
        50,000  Kent State University, OH, General                       51,325
                Receipts, Revenue Series A, (AMBAC
                 Ins), 5.000%, 5/1/18
       500,000  Kent State University, OH,                              510,605
                Revenue, (MBIA Ins), 5.300%,
                5/1/10
       230,000  Kettering, OH, City School District,                    246,995
                G.O., (FGIC Ins), 5.000%, 12/1/16
       250,000  Kettering, OH, City School District,                    271,778
                Refunding, G.O. (FSA Ins), 5.000%,
                12/1/15
       285,000  Lakewood, OH, City School District,                     304,035
                G.O., (FSA Ins), 5.000%, 12/1/18
        50,000  Lakewood, OH, Public                                     52,371
                Improvements, G.O., 4.750%,
                12/1/12
       250,000  Lakota, OH, Local School District,                      259,925
                G.O., (FGIC Ins), 5.050%, 12/1/13
       100,000  Licking County, OH, Joint Vocational                    109,134
                 School District, G.O., (MBIA Ins),
                5.375%, 12/1/14
       300,000  Lorain County, Hospital Revenue,                        310,959
                Series B, (MBIA Ins), 5.625%, 9/1/14
       500,000  Lorain County, OH, Catholic                             520,060
                Healthcare Partners Revenue, Series
                B, (MBIA Ins), 6.000%, 9/1/08
        50,000  Lucas County, OH, G.O., (AMBAC                           51,138
                Ins), 5.375%, 12/1/11
       810,000  Lucas County, OH, Hospital                              854,760
                Refunding Revenue, (AMBAC Ins),
                5.000%, 11/15/11
        50,000  Mahoning County, OH, Hospital                            51,668
                Facilities Revenue, Series A, (MBIA
                Ins), 5.000%, 11/15/17
       500,000  Mahoning County, OH, Sewer                              532,730
                Systems, Refunding Revenue,
                (AMBAC Ins), 5.200%, 12/1/14
       100,000  Mansfield, OH, City School District,                    106,155
                G.O., (MBIA Ins) (Various), 5.350%,
                12/1/14
     1,010,000  Marysville, OH, Exempt Village                        1,094,193
                School District, G.O., (MBIA Ins),
                5.250%, 12/1/16
       500,000  Mason, OH, City School District,                        528,615
                G.O., 5.150%, 12/1/12
        70,000  Medina, OH, City School District,                        73,327
                G.O., (FGIC Ins), 5.125%, 12/1/19
       250,000  Miami County, OH, G.O., 4.875%,                         258,603
                12/1/10
       200,000  Middleburg Heights, OH, Hospital                        210,450
                Refunding Revenue, Southwest
                General Health Center, 5.625%,
                8/15/15
        50,000  Middleburg Heights, OH, Public                           51,004
                Improvements Refunding, G.O.,
                4.300%, 12/1/10
        50,000  Montgomery County, OH, Cathlolic                         53,702
                Health Revenue, 5.500%, 9/1/14
        50,000  Montgomery County, OH, Public                            53,257
                Improvements, G.O., 5.500%,
                12/1/13
       250,000  Montgomery County, OH, Water                            272,573
                Refunding Revenue, (AMBAC Ins),
                5.375%, 11/15/16
       100,000  Muskingum County, OH, Hospital                          102,250
                Facilities Bethesda Hospital
                Association, Refunding Revenue
                (Connie Lee Ins), 5.400%, 12/1/16
       100,000  Muskingum County, OH, Refunding                         101,929
                & Improvement Revenue, Bethesda
                Care System, (Connie Lee Ins),
                5.350%, 12/1/07
        35,000  New Albany Plain, OH, Local School                       38,014
                District, G.O. (FGIC Ins), 5.500%,
                12/1/18
        25,000  New Albany Plain, OH, Local School                       27,424
                District, G.O. (FGIC Ins), 5.500%,
                12/1/18
       100,000  North Olmsted, OH, Public                               102,679
                Improvements, G.O., (AMBAC Ins),
                5.000%, 12/1/16
       235,000  Norwalk, OH, Refunding, G.O.,                           239,463
                5.550%, 4/1/09
       100,000  Norwalk, OH, Refunding, G.O.,                           101,923
                5.600%, 4/1/10
     1,000,000  Ohio Municipal Electric Generation                    1,072,420
                Agency Refunding Revenue, (AMBAC
                 Ins), 5.000%, 2/15/17
       330,000  Ohio State Building Authority Arts &                    347,912
                Sports Projects Revenue, Series A,
                (MBIA Ins), 5.000%, 10/1/10
       520,000  Ohio State Building Authority                           543,556
                Facilities Revenue, Administration
                Building, Series A, 5.375%, 10/1/14
       170,000  Ohio State Building Authority                           179,586
                Refunding Revenue, Series A,
                5.250%, 6/1/10
        65,000  Ohio State Building Authority                            71,070
                Revenue, Series A, (FSA Ins),
                5.500%, 4/1/15
        75,000  Ohio State Building Authority Sports                     78,794
                Facilities Revenue, Series A, 5.250%,
                 10/1/13
       200,000  Ohio State Building Authority State                     212,952
                Facilities Revenue, Adult Correctional,
                 Series A, 5.500%, 10/1/13
       135,000  Ohio State Building Authority State                     143,743
                Facilities Revenue, Adult Correctional,
                 Series A, 5.500%, 10/1/15
       545,000  Ohio State Building Authority State                     591,925
                Facilities Revenue, Series A, (FSA
                Ins), 5.500%, 10/1/11
       300,000  Ohio State Building Authority State                     319,428
                Facilities Revenue, Series A, (FSA
                Ins), 5.500%, 10/1/12
       125,000  Ohio State Building Authority State                     134,991
                Facilities Revenue, Series A, (FSA
                Ins), 5.500%, 10/1/14
       100,000  Ohio State Building Authority State                     108,800
                Facilities Revenue, Series A, (FSA
                Ins), 5.500%, 10/1/15
        60,000  Ohio State Building Authority,                           63,481
                Refunding Revenue, Series A, (FGIC
                Ins), 5.000%, 4/1/11
       150,000  Ohio State Building Authority, State                    160,002
                Facilities Revenue, Series A, 5.000%,
                 4/1/16
       140,000  Ohio State Community Schools,                           148,193
                G.O., Series B, 5.000%, 9/15/18
       100,000  Ohio State Community Schools,                           106,460
                Series B, G.O., (FSA Ins), 5.000%,
                9/15/18
       175,000  Ohio State Conservation Project,                        188,178
                Series A. G.O., 5.000%, 3/1/15
       700,000  Ohio State Conservation Projects,                       746,536
                Series A, G.O., 5.000%, 3/1/17
       200,000  Ohio State Higher Education Capital                     213,536
                Facilities, G.O., Series B, 5.625%,
                5/1/15
       100,000  Ohio State Higher Education                             102,858
                Facilities Revenue, (AMBAC Ins),
                5.200%, 12/1/10
     1,000,000  Ohio State Higher Education                           1,024,060
                Facilities Revenue, Case Western
                Reserve University, 5.000%,
                10/1/11
       700,000  Ohio State Higher Education, Capital                    749,028
                 Facilities, G.O., Series A, 5.375%,
                2/1/15
       500,000  Ohio State Highway Capital                              510,265
                Improvements, Series I, G.O.,
                4.000%, 5/1/12
        25,000  Ohio State Highway Improvements                          26,267
                Revenue, 5.000%, 2/15/17
       400,000  Ohio State Infrastructure                               416,004
                Improvement Refunding, G.O., Series
                 R, 5.250%, 8/1/12
       150,000  Ohio State Parks & Recreation                           160,695
                Revenue, Series II-A, (FSA Ins),
                5.000%, 12/1/17
       275,000  Ohio State Public Facilities                            290,424
                Revenue, Series II-A, 5.200%,
                6/1/12
       100,000  Ohio State Turnpike Commission                          103,972
                Revenue, Series B, (FGIC Ins),
                5.250%, 2/15/12
       100,000  Ohio State University Cultural &                        108,187
                Sports Capital Facilities Refunding
                Revenue, Series A (FSA Ins),
                5.000%, 4/1/17
        30,000  Ohio State Water Development                             32,157
                Authority Refunding Revenue,
                5.250%, 6/1/11
       200,000  Ohio State Water Development                            215,822
                Authority, Pollution Control Revenue,
                5.000%, 6/1/13
       685,000  Ohio State, Public Improvements,                        729,737
                Series A, G.O., 5.000%, 3/1/18
       250,000  Plain, OH, Local School District,                       274,453
                G.O., (FGIC Ins), 5.700%, 12/1/14
       100,000  Portage County, OH, Public                              103,793
                Improvements, G.O., (MBIA Ins),
                5.250%, 12/1/17
       100,000  River Valley, OH, Local School                          106,936
                District, G.O., (FSA Ins), 5.250%,
                11/1/16
     1,040,000  Shaker Heights, OH, Urban Renewal                     1,110,802
                 Refunding, G.O., (AMBAC Ins),
                5.000%, 12/1/17
       200,000  Sidney, OH, City School District,                       214,382
                G.O., (FGIC Ins), 5.000%, 12/1/12
       980,000  Southwest Licking County, OH,                         1,055,263
                Local School District, G.O., (AMBAC
                Ins), 5.000%, 12/1/19
     1,000,000  Springfield, OH, City School District,                1,067,289
                 G.O., (FGIC Ins), 5.000%, 12/1/17

       130,000  Springfield, OH, G.O., (FGIC Ins),                      138,186
                5.500%, 12/1/17
       145,000  Strasburg Franklin, OH, Local School                    147,726
                 District, G.O., (AMBAC Ins), 4.000%,
                 12/1/14
        55,000  Strongsville, OH, G.O., 6.700%,                          56,357
                12/1/11
       325,000  Strongsville, OH, Library                               343,720
                Improvements, G.O., (FGIC Ins),
                5.000%, 12/1/15
       235,000  Swanton, OH, Local School Disctrict,                    249,384
                 School Improvement, G.O.,  (FGIC
                Ins), 4.900%, 12/1/15
       500,000  Teays Valley, OH, Local School                          530,850
                District, School Facilities Construction
                 & Improvement, G.O., (FGIC Ins),
                5.150%, 12/1/14
       315,000  Toledo, OH, Sewer System                                335,998
                Revenue, 5.250%, 11/15/13
       700,000  Toledo, OH, Waterworks Revenue                          755,209
                (MBIA Ins), 5.000%, 11/15/19
       500,000  Troy, OH, Capital Facilities, G.O.,                     534,175
                6.250%, 12/1/11
       350,000  Trumbull County, OH, Public                             379,176
                Improvements Refunding, G.O.,
                (MBIA Ins), 5.125%, 12/1/13
       655,000  Twinsburg, OH, Recreational                             706,817
                Facilities Improvements, G.O., (FGIC
                 Ins), 5.500%, 12/1/17
     1,000,000  University of Cincinnati, OH,                         1,091,640
                Certificate Participation, (MBIA Ins),
                5.000%, 6/1/15
       500,000  University of Cincinnati, OH,                           532,100
                Certificate Participation, University
                Center Project, Revenue (MBIA Ins),
                5.100%, 6/1/11
       300,000  University of Cincinnati, OH,                           322,665
                General Receipts Revenue, Series A,
                (AMBAC Ins), 5.000%, 6/1/19
        50,000  Warren County, OH, Waterworks                            53,913
                Refunding Revenue, (FSA Ins),
                5.000%, 12/1/15
       650,000  Washington Court House, OH,                             703,547
                School Improvements, G.O. (FGIC
                Ins), 5.000%, 12/1/19
       500,000  Westlake, OH, Refunding &                               523,685
                Improvement, G.O., 5.350%,
                12/1/10
TOTAL MUNICIPAL BONDS (COST $46,486,616)                             46,985,089

CASH EQUIVALENT  (0.2%):
       115,757  Fidelity Institutional Tax-Exempt                       115,757
                Fund
TOTAL CASH EQUIVALENT (COST $115,757)                                   115,757


TOTAL INVESTMENTS (COST $46,602,373) (a)   -   99.0%                 47,100,846
OTHER ASSETS IN EXCESS OF LIABILITIES   -   1.0%                        457,364
NET ASSETS   -   100.0%                                       $      47,558,210
____________
See Notes to Portfolio of Investments



HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)


       PRINCIPAL  SECURITY
        AMOUNT   DESCRIPTION                                             VALUE

CORPORATE BONDS  (58.0%):
Banks  (4.3%):
     1,500,000  KeyCorp., 4.700%, 5/21/09                     $       1,479,930
     1,772,728  Marshall & Ilsley Bank, 2.900%,                       1,706,304
                8/18/09
     1,500,000  National City Bank, 4.250%,                           1,455,498
                1/29/10
                                                                      4,641,732
Consumer Discretionary  (7.3%):
     2,000,000  Camden Property Trust, 4.375%,                        1,947,182
                1/15/10
     2,000,000  Metropolitan Life Global Funding,                     1,951,114
                4.250%, 7/30/09(c)
     1,000,000  Nordstrom, Inc., 5.625%, 1/15/09                      1,006,712
     1,000,000  Oracle Corp., 5.000%, 1/15/11                           990,447
     1,000,000  The Stanley Works, 3.500%,                              980,481
                11/1/07
     1,000,000  Viacom, Inc., 5.625%, 5/1/07                          1,000,756
                                                                      7,876,692
Consumer Staples  (4.2%):
     3,000,000  Earthgrains Co., 6.500%, 4/15/09                      3,062,628
     1,500,000  Fortune Brands, Inc., 2.875%,                         1,493,547
                12/1/06
                                                                      4,556,175
Energy  (8.2%):
     2,000,000  Anadarko Petroleum Corp., 3.250%,                     1,933,246
                5/1/08
     2,000,000  Burlington Resources, Inc., 5.600%,                   2,000,492
                12/1/06
     3,000,000  Chevron Phillips Chemical Co.,                        2,996,297
                5.375%, 6/15/07
     2,000,000  Marathon Oil Corp., 5.375%, 6/1/07                    2,001,056
                                                                      8,931,091
Financials  (19.0%):
     2,000,000  Caterpillar Financial Services Corp.,                 1,993,810
                5.050%, 12/1/10
     1,500,000  Citi Group, Inc., 5.800%, 7/28/11                     1,526,448
     3,000,000  Countrywide Home Loans, Inc.,                         2,906,952
                3.250%, 5/21/08
     3,000,000  General Electric Capital Corp.,                       2,883,438
                3.750%, 12/15/09
     2,000,000  Goldman Sachs Group, Inc.,                            1,954,250
                4.500%, 6/15/10
     3,000,000  HSBC Finance Corp., 4.800%,                           2,922,702
                6/15/10
     3,000,000  International Lease Finance Corp.,                    3,018,557
                5.450%, 3/24/11
     2,000,000  Merrill Lynch & Co., 4.250%, 2/8/10                   1,942,672
     1,500,000  Washington Mutual, Inc., 5.500%,                      1,507,554
                8/24/11
                                                                     20,656,383
Industrials  (2.7%):
     3,000,000  Union Pacific Corp., 3.875%,                          2,909,637
                2/15/09
Materials  (1.8%):
     2,000,000  Monsanto Co., 4.000%, 5/15/08                         1,959,294
Technology  (2.8%):
     2,000,000  Cisco Systems, Inc., 5.250%,                          2,008,418
                2/22/11
     1,000,000  Quest Diagnostics, Inc., 5.125%,                        990,017
                11/1/10
                                                                      2,998,435
Telecommunications  (3.6%):
     2,000,000  Bellsouth Corp., 4.200%, 9/15/09                      1,939,742
     1,000,000  GTE North, Inc., 5.650%, 11/15/08                     1,002,513
     1,000,000  Verizon Global Funding Corp.,                         1,009,425
                7.600%, 3/15/07
                                                                      3,951,680
Utilities  (4.1%):
     2,000,000  Alabama Power Co., 3.125%,                            1,935,944
                5/1/08
     1,000,000  Baltimore Gas & Electric, 5.250%,                       999,304
                12/15/06
     1,500,000  Dominion Resource, Inc., 4.750%,                      1,462,661
                12/15/10
                                                                      4,397,909
TOTAL CORPORATE BONDS (COST $63,899,273)                             62,879,028

U.S. GOVERNMENT AGENCIES  (40.3%):
Federal Home Loan Bank  (12.3%):
     2,000,000  0.000%, 10/6/06                                       1,998,876
     3,000,000  3.600%, 2/23/07                                       2,980,194
     1,000,000  3.850%, 1/30/08                                         984,687
     1,000,000  3.500%, 12/26/08                                        968,752
     2,500,000  3.875%, 8/14/09                                       2,428,553
     4,000,000  5.375%, 2/23/11                                       3,985,980
                                                                     13,347,042
Federal Home Loan Mortgage Corporation  (23.4%):
     2,000,000  3.050%, 1/19/07                                       1,986,640
     1,000,000  4.260%, 7/19/07                                         992,599
     1,000,000  3.300%, 9/14/07                                         982,996
     1,000,000  3.500%, 3/24/08                                         978,814
     1,500,000  3.500%, 4/28/08                                       1,466,415
     2,000,000  3.650%, 5/7/08                                        1,958,978
     3,000,000  3.600%, 5/22/08                                       2,934,825
     2,000,000  4.875%, 8/24/10                                       1,982,592
     2,000,000  4.750%, 1/18/11                                       1,987,904
     1,000,000  5.400%, 2/28/11                                       1,000,111
     2,000,000  5.425%, 2/28/11                                       2,001,120
     3,000,000  5.400%, 3/9/11                                        2,997,501
     4,000,000  5.750%, 5/23/11                                       4,032,508
                                                                     25,303,003
Federal National Mortgage Association  (4.6%):
     2,000,000  3.750%, 9/15/08                                       1,954,664
     1,000,000  3.850%, 4/14/09                                         974,596
     2,000,000  5.750%, 6/9/11                                        2,014,364
                                                                      4,943,624
TOTAL U.S. GOVERNMENT AGENCIES (COST $43,977,959)                    43,593,669

CASH EQUIVALENT  (1.0%):
     1,106,773  Huntington Money Market Fund,                         1,106,773
                Interfund Shares *
TOTAL CASH EQUIVALENT (COST $1,106,773)                               1,106,773


TOTAL INVESTMENTS (COST $108,984,005) (a)   -   99.3%               107,579,470
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.7%                        721,179
NET ASSETS   -   100.0%                                       $     108,300,649
____________
See Notes to Portfolio of Investments

 NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)

(a) The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows:




                                                                                                  NET UNREALIZED APPRECIATION
FUND                                              TAX  COST  OF     UNREALIZED     UNREALIZED         (DEPRECIATION)***
                                                  SECURITIES       APPRECIATION   DEPRECIATION
Huntington Florida Tax-Free Money Fund                                       -              -          $               -
                                                  $  34,477,451
Huntington Money Market Fund                                                 -              -                          -
                                                    816,643,050
Huntington Ohio Municipal Money Market Fund                                  -              -                          -

                                                    153,316,376
Huntington U.S. Treasury Money Market Fund                                   -              -                          -

                                                    733,968,067
Huntington Dividend Capture Fund
                                                    153,045,994      7,848,159    (1,386,758)                  6,461,401
Huntington Growth Fund
                                                    200,246,926     95,761,820    (5,991,221)                 89,770,599
Huntington Income Equity Fund
                                                    205,628,903     51,943,304    (4,487,821)                 47,455,483
Huntington International Equity Fund
                                                    189,106,961     59,961,759    (1,793,446)                 58,168,313
Huntington Macro 100 Fund
                                                     42,559,932      3,743,273      (461,478)                  3,281,795
Huntington Mid Corp America Fund
                                                    133,163,192     62,576,665      (800,855)                 61,775,810
Huntington New Economy Fund
                                                     99,355,122     22,676,416    (2,311,768)                 20,364,648
Huntington Rotating Markets Fund
                                                     35,094,133      8,157,327        (7,390)                  8,149,937
Huntington Situs Small Cap Fund
                                                     88,212,407     27,043,272    (4,667,475)                 22,375,797
Huntington Fixed Income Securities Fund
                                                    185,302,170      3,107,142    (1,545,246)                  1,561,896
Huntington Intermediate Government Income Fund

                                                    114,382,789        493,868    (1,702,439)                (1,208,571)
Huntington Michigan Tax-Free Fund
                                                     22,297,058        392,709       (29,970)                    362,739
Huntington Mortgage Securities Fund
                                                     86,274,840      3,509,325    (1,346,285)                  2,163,040
Huntington Ohio Tax-Free Fund
                                                     46,602,373        616,399      (117,926)                    498,473
Huntington    Short/Intermediate   Fixed   Income
Securities Fund

                                                    108,984,005        160,954    (1,565,489)                (1,404,535)


(b) Non-income producing security.
(c) Rule 144A, Section 4(2) or other security, which is restricted to institutional investors.
(d) All or part of the security was on loan as of September 30, 2006.
* Affiliated
** Variable Rate Demand Notes rates disclosed in effect at September 30, 2006. ***The difference between the book-basis and tax-basis cost of securities is attributable primarily to tax deferral of losses on wash sales.


The categories of investments are shown as a percentage of net assets.

The following abbreviations are used in the Portfolio of Investments:

ADR- American Depositary Receipt   LOC- Letter of Credit
AMBAC- American Municipal Bond
       Assurance Corporation       MBIA-Municipal Bond Insurance Association
AMEX- American Stock Exchange      MSCI-Morgan Stanley Capital International
BAN- Bank Anticipation Notes       REMIC-Real Estate Mortgage Investment Conduit
CP-Commercial Paper                S&P- Standard & Poor's
EAFE- Europe Australasia Far East SPDR- Standard & Poor's Depositary Receipt EMU- European Monetary Union
FGIC- Financial Guaranty Insurance Company
FSA- Financial Security Assurance

This report contains the Portfolio of Investments  of  the  funds  listed  below
(individually referred to as a "Fund," or collectively as the "Funds"):

                                                Funds                                                    Investment Share Classes
                                                                                                                  Offered
Huntington Florida Tax-Free Money Market Fund ("Florida Tax-Free Money")                               Trust & A
Huntington Money Market Fund ("Money Market")                                                          Trust, A, B & Interfund
Huntington Ohio Municipal Money Market Fund ("Ohio Municipal Money Market")                            Trust & A
Huntington U.S. Treasury Money Market Fund ("U.S. Treasury Money Market")                              Trust & A
Huntington Dividend Capture Fund ("Dividend Capture")                                                  Trust, A & B
Huntington Growth Fund ("Growth")                                                                      Trust, A & B
Huntington Income Equity Fund ("Income Equity")                                                        Trust, A & B
Huntington International Equity Fund ("International Equity")                                          Trust, A & B
Huntington Macro 100 Fund ("Macro 100")                                                                Trust, A & B
Huntington Mid Corp America Fund ("Mid Corp America")                                                  Trust, A & B
Huntington New Economy Fund ("New Economy")                                                            Trust, A & B
Huntington Rotating Markets Fund ("Rotating Markets")                                                  Trust & A
Huntington Situs Small Cap Fund ("Situs Small Cap")                                                    Trust, A & B
Huntington Fixed Income Securities Fund ("Fixed Income")                                               Trust, A & B
Huntington Intermediate Government Income Fund ("Intermediate Government Income")                      Trust, A & B
Huntington Michigan Tax-Free Fund ("Michigan Tax-Free")                                                Trust, A & B
Huntington Mortgage Securities Fund ("Mortgage Securities")                                            Trust, A & B
Huntington Ohio Tax-Free Fund ("Ohio Tax-Free")                                                        Trust, A & B
Huntington Short/Intermediate Fixed Income Securities Fund ("Short/Intermediate Fixed Income           Trust & A
Securities")

Each class of shares has exclusive voting rights with respect to matters that affect just that class.

     A. INVESTMENT VALUATIONS

The price at which the Funds will offer or redeem Shares is the net asset value ("NAV") per Share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges.

The Huntington Funds (the "Trust") calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to policies approved by the Board of Trustees ("Trustees"), the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modifications based on significant events, as described below. U.S. government obligations held by Mortgage Securities are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the- counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security's market price is readily available. In such situations, the Trust's sub-financial administrator may request that the Trust's Pricing Committee, as described herein, make its own fair value determination.

Securities for which market quotations are not readily available are valued at their "fair value." In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds' investment adviser, Huntington Asset Advisors, Inc. ("Advisor") determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange ("NYSE"), which is when each Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since International Equity invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since Situs Small Cap invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.


     B. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.


C.  WHEN-ISSUED AND DELAYED TRANSACTIONS
The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


D. FOREIGN EXCHANGE CONTRACTS
International Equity, Rotating Markets and Situs Small Cap may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. International Equity, Rotating Markets and Situs Small Cap may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At September 30, 2006, International Equity, Rotating Markets and Situs Small Cap had no outstanding foreign currency commitments.


E. FOREIGN CURRENCY TRANSLATION
Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. International Equity and Situs Small Cap do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.


F. WRITTEN OPTIONS CONTRACTS
Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.


The following is a summary of Dividend Capture's written option activity for the quarter ended September 30, 2006:

-------------------------------------------------------------------------------
|CONTRACTS                |NUMBER OF CONTRACTS          |       PREMIUM       |
-------------------------------------------------------------------------------
|Outstanding at 06/30/2006|                          300|   $         64,398  |
-------------------------------------------------------------------------------
|Options written          |                          200|             18,699  |
-------------------------------------------------------------------------------
|Options expired          |                        (200)|           (18,699)  |
-------------------------------------------------------------------------------
|Options closed           |                        (100)|           (18,699)  |
-------------------------------------------------------------------------------
|Options exercised        |                        (200)|           (45,699)  |
-------------------------------------------------------------------------------
|Outstanding at 09/30/2006|                            -| $                  -|
-------------------------------------------------------------------------------

At September 30, 2006, Dividend Capture had no outstanding options.

The following is a summary of Growth's written option activity for the quarter ended September 30, 2006:

WRITTEN OPTION CONTRACTS
------------------------------------------------------------------------------
|CONTRACTS                |NUMBER OF CONTRACTS          |      PREMIUM       |
------------------------------------------------------------------------------
|Outstanding at 06/30/2006|                          179|   $       11,146   |
------------------------------------------------------------------------------
|Options written          |                          140|              5,180 |
------------------------------------------------------------------------------
|Options expired          |                         (59)|            (2,891) |
------------------------------------------------------------------------------
|Options closed           |                        (210)|          (10,360)  |
------------------------------------------------------------------------------
|Options exercised        |                         (50)|            (3,075) |
------------------------------------------------------------------------------
|Outstanding at 09/30/2006|                            -| $                 -|
------------------------------------------------------------------------------

At September 30, 2006, Growth had no outstanding options.

Contracts                      Number of Contracts            Premium
Outstanding at 06/30/2006                  7,670      $        1,892,240
Options written                           16,491               3,797,531
Options expired                                -                     -
Options closed                          (13,073)             (3,450,800)
Options exercised                              -                     -
Outstanding at 09/30/2006                 11,088      $        2,238,971

The following is a summary of the Income Equity's written option activity for the quarter ended September 30, 2006:
















At September 30, 2006, Income Equity had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contracts                Type  Expiration     Exercise       Number of         Fair Value           Unrealized Appreciation
                                  Date         Price         Contracts                                   (Depreciation)
Ameren, Inc.             Call December 2006      50             100                34,500            (20,606)
Apache Corp.             Call January 2008       75             428               203,300            (29,109)
Au Optronics Corp. ADR   Call April 2007        17.5            670                48,575
                                                                                                       7,743
Avaya, Inc.              Call January 2008       15            2063               180,513
                                                                                                         829
Boston Scientific        Call January 2008       20            2395               263,450            112,553
ChevronTexaco Corp.      Call January 2008       70             843               404,640           (103,698)
ConocoPhillips           Call January 2008       70             853               349,730            (36,689)
Consolidated Edison,     Call January 2007       45             210                45,675              14,593
Inc.
Merck & Co., Inc.        Call April 2007        47.5            676                60,840
                                                                                                        1,012
Motorola                 Call April 2007         30            1115                89,200
                                                                                                        1,670
Occidental Petroleum     Call January 2008       55             937               421,650            (105,891)
Corp.
Progress Energy, Inc.    Call October 2006       40             219               124,830             (80,593)
Thomson Corp.            Call October 2006       40             131
                                                                                      983               5,436
Transocean Inc.          Call January 2008       90             448               327,040            (83,205)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS                                             (315,955)

G. SECURITIES LENDING

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act") or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash or U.S. government obligations at least equal to 100% of the value of the securities on loan for the Funds. Information on the investment of cash collateral is shown in the Portfolio of Investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked to market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time, and therefore are not considered to be illiquid investments. For the quarter ended September 30, 2006, PFPC Trust Company ("PFPC") served as sub-custodian for the securities lending program. PFPC retained a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.
As of September 30, 2006, the following Funds had securities with the following market values on loan:

             FUND           MARKET VALUE OF LOANED SECURITIES   MARKET VALUE OF COLLATERAL*
Dividend Capture                $  24,251,670                    $ 24,992,042
Growth                              46,947,133                     48,594,305
Income Equity                       44,889,091                     46,441,333
Mid Corp America                    34,633,524                     35,808,476
New Economy                         17,646,803                     18,366,124
Situs Small Cap                     11,656,557                     12,148,535
Fixed Income                        10,754,443                     11,010,609
Intermediate Government Income       4,105,334                      4,200,000
Mortgage Securities                    348,676                        358,332


*Includes securities and cash collateral.


H. RESTRICTED SECURITIES
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust's Pricing Committee.


I.  SECURITY TRANSACTIONS AND RELATED INCOME

Investment transactions are accounted for no later than the first calculation of NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on From N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds



By (Signature and Title) /s/Charles L. Davis, Jr.
                         Charles L. Davis, Jr., Chief Executive Officer
                           and Principal Executive Officer


Date  11/29/2006


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)  /s/Charles L. Davis, Jr.
                          Charles L. Davis, Jr., Chief Executive Officer and Principal Executive Officer


Date  11/29/2006

By (Signature and Title)  /s/Christopher E. Sabato
                          Christopher E. Sabato, Treasurer and
                            Principal Financial Officer


Date  11/28/2006